UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 110.39%

Education 8.49%
Allegheny Cnty PA Higher Ed Bldg Auth Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-		$2,000	$2,056,940
Allegheny Cnty PA Higher Ed Univ Rev Ser A	4.75%	2/15/2026	Baa3		500	489,690
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2		1,000	1,006,440
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	976,300
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington PK Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,457,895
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR		2,900	2,852,556
CO Edl & Cultural Facs Auth Rev Indpt Sch Impt Vail Christian High Sch	5.50%	6/1/2037	NR		1,500	1,478,265
DE St Econ Dev Auth Rev DE Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA		900	950,778
Dist of Columbia Rev James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A		450	476,896
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,555	1,573,753
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR		1,690	1,729,090
Hillsborough Cnty FL Indl Dev Auth Indl Dev Rev Terrace Cmnty Middle Sch Pj A	5.125%	5/15/2037	BBB-		1,070	1,046,717
IA Higher Ed Ln Auth Rev Ref Wartburg Ser A	5.30%	10/1/2037	BBB-	(a)	3,000	3,071,700
LA St Univ & Agric & Mech College Hlth Sciences Ctr Pj(14)	6.375%	5/1/2031	AAA		2,290	2,447,781
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB		1,500	1,472,685
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB		1,830	1,792,595
MA St Dev Fin Agy Rev Boston Univ Ser P	5.375%	5/15/2039	A3		1,000	1,075,160
MA St Dev Fin Agy Rev Boston Univ Ser P	6.00%	5/15/2059	A3		1,000	1,161,600
MA St Hlth & Edl Fac Auth Rev Boston College Ser N(13)(14)	5.125%	6/1/2033	AAA		3,810	3,942,131

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	$1,400	$1,389,192
Milwaukee WI Redev Auth Redev Rev Academy of Learning Ser A	5.50%	8/1/2022	NR	300	296,358
Milwaukee WI Redev Auth Redev Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	250	245,030
NY St Dorm Auth Rev Fashion Inst Tech(10)	5.50%	7/1/2030	AAA	400	418,452
OR St Hlth Hsg Ed & Cult Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-	3,800	4,002,844
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	1,000	978,420
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	700	693,406
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	569,578
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	987,620
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	BB+	1,230	1,183,260
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,078,372
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,189,100
VA College Bldg Auth VA Edl Facs Rev Roanoke College	4.50%	4/1/2037	A-	1,250	1,168,350
West Vly City UT Charter Sch Rev Ref Monticello Academy	6.375%	6/1/2037	NR	1,800	1,827,432
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,301,875
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	327,104
Total					49,715,365

General Obligation 6.78%
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,104,980
CA St Rep	5.25%	2/1/2029	A+	10,000	10,370,700
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,366,920
Fairfield OH City Sch Dist Ref Sch Impt(9)	5.375%	12/1/2020	AAA	1,410	1,480,570
Foothill De Anza CA Cmnty College Dist Cap Apprec(14)	Zero Coupon	8/1/2030	AAA	4,505	1,504,625

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Foothill De Anza CA Cmnty College Dist Ser A(2)	4.50%	8/1/2031	AAA	$2,000	$1,906,600
Huntington Beach CA UN High Sch Dist Election 2004(b)(9)	5.00%	8/1/2035	AAA	1,000	1,036,000
Jefferson Cnty AL Sch Warrants(10)	5.50%	2/15/2020	AAA	1,000	1,034,290
Madre Met Dist No 2 CO Ltd Tax Conv Unltd Tax Ser A	5.50%	12/1/2036	NR	1,000	984,190
New York NY NYC Ser I(14)	5.00%	8/1/2017	AAA	1,500	1,571,790
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,329,084
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,818,604
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	992,740
Powell OH(9)	5.50%	12/1/2032	AAA	1,280	1,357,133
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,213,826
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,271,767
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,336,926
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,404,797
Richmond VA(10)	5.50%	1/15/2018	AAA	500	528,620
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C~(d)	5.25%	9/1/2036	BBB+	3,000	3,045,540
Washtenaw Cnty MI Multi Lake Santn Swr Sys Sylvan Twp Wtr(14)	4.75%	5/1/2021	AAA	700	708,050
Wood Cnty OH Pub Libr Impt(14)	5.875%	12/1/2022	Aaa	1,000	1,083,720
Wyandotte Cnty KS Sch Dist No 204 Bonner Springs Ser A(10)	5.60%	9/1/2020	Aaa	235	245,533
Total					39,697,005

Healthcare 24.26%
Abag Fin Auth for Nonprofit Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,048,510
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2028	BB	2,250	2,166,953
AZ Hlth Fac Auth Rev AZ Hlthcare Pooled Fin C(9)	5.50%	6/1/2014	Aaa	1,130	1,222,140
Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A	5.00%	11/15/2030	Baa1	3,310	3,300,765
Brazos Cnty TX Hlth Fac Dev Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,664,435

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
CA Hlth Facs Fin Auth Rev Sutter Hlth Ser A~(d)	5.00%	11/15/2042	AA-		$5,000	$5,040,600
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+		2,750	2,807,503
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR		1,000	983,400
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		2,250	2,199,803
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		1,180	1,178,183
Chatham Cnty GA Hosp Auth Rev Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	BBB+		1,995	2,045,234
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(13)(14)	5.00%	2/15/2015	AAA		1,600	1,649,024
Clackamas Cnty OR Hosp Fac Legacy Hlth Sys(13)(14)	5.00%	2/15/2016	AAA		1,000	1,029,410
CO Hlth Facs Auth Hlth & Redsl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR		1,000	980,850
CO Hlth Facs Auth Rev Yampa Vly Med Ctr Pj(b)	5.125%	9/15/2029	BBB-		1,750	1,741,828
Crookston MN Hlthcare Riverview Hlth Pj	5.30%	5/1/2032	NR		1,000	975,660
Dakota Cnty MN Cmnty Dev Agy Multi Fam Hsg Rev Commons on Marice Pj A	5.00%	5/1/2042	NR		2,000	1,929,580
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,001,360
Delaware Cnty IN Hosp Auth Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		1,750	1,775,148
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB		3,800	3,549,086
Erie Cnty OH Hosp Facs Rev Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A		1,000	1,036,640
Fairfax Cnty VA Econ Dev Auth Resdl Care Facs Goodwin Housing Inc	5.00%	10/1/2027	BBB	(a)	3,600	3,605,436
Fargo ND Hlth Sys Rev Meritcare Oblig Grp A(14)	5.375%	6/1/2027	AAA		1,000	1,023,660
Glendale AZ Indl Dev Auth Ref John C Lincoln Hlth Ser B	5.25%	12/1/2024	BBB		1,790	1,836,379
Halifax Hosp Med Ctr FL Hosp Rev Ref & Impt Ser A	5.00%	6/1/2038	BBB+		1,825	1,793,884

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Hamilton Cnty OH Hosp Facs Cincinnati Children’s Hosp J(9)	5.25%	5/15/2034	AAA	$3,395	$3,541,630
HI St Dept Budget & Fin Spl Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	3,250	3,496,902
Hilsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj~(d)	5.25%	10/1/2041	A3	3,000	3,050,280
Howard Cnty MD Ret Cmnty Rev Vantage House Fac Ser A	5.25%	4/1/2033	NR	1,000	1,008,640
Huntsville-Redstone Vlg AL Spl Care Facs Fin Auth Redstone Vlg Pj	5.50%	1/1/2028	NR	1,500	1,478,250
IL Fin Auth Rev Clare at Wtr Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	10,408,400
IN Hlth & Edl Fac Fin Auth Rev Cmnty Fndtn Northwest Ind	5.50%	3/1/2037	BBB-	2,000	2,028,260
Johnson City TN Hlth & Edl Facs Bd First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	2,000	2,077,560
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	2,125	2,260,660
Knox Cnty TN Hlth Edl & Hsg Fac Bd Hosp Facs Rev Baptist Hlth Sys East TN	6.50%	4/15/2031	Ba2	1,500	1,552,245
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser A(14)	Zero Coupon	10/1/2025	AAA	3,690	1,491,166
Lauderdale Cnty & Florence AL Hlthcare Rev Coffee Hlth Ser A(14)	6.00%	7/1/2029	AAA	1,000	1,067,430
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc~(d)	5.00%	10/1/2030	A-	10,000	9,985,600
Lubbock TX Hlth Facs Dev Corp Rev Sears Plains Pj(11)	5.70%	1/20/2041	AAA	2,490	2,604,689
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.375%	7/1/2035	BBB-	2,500	2,531,550
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	1,250	1,231,750
Minneapolis & St. Paul MN Hsg Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	BBB	2,100	2,197,209
MO St Hlth & Edl Facs Auth Rev SSM Hlthcare Ser A~(d)(2)	5.25%	6/1/2021	AAA	6,825	6,984,594
Monongalia Cnty WV Bldg Cmnty Monongalia Gen Hosp Ser A	5.25%	7/1/2035	A-	3,000	3,044,940
Monroe Cnty PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	BBB+	500	500,930

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
MS Hosp Equip & Fac Forrest Cnty Auth Gen Hosp Pj(10)	6.00%	1/1/2030	Aaa		$615	$654,040
NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+		250	268,680
NH Hlth & Edl Fac Auth Rev Dartmouth-Hitchcock Oblig Grp(10)	5.50%	8/1/2027	AAA		3,500	3,709,090
NH Hlth & Edl Fac Auth Rev Exeter Pj	5.75%	10/1/2031	A+		1,550	1,619,021
NH Hlth & Edl Fac Auth Rev The Memorial Hosp	5.25%	6/1/2036	Baa3		1,000	1,022,790
NH St Hlth & Ed Concord Hosp(10)	5.50%	10/1/2021	Aaa		710	750,271
OR St Hlth Hsg Ed & Cultural Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,103,560
Plymouth MN Hlth Fac Rev West Hlth Pj Ser A(10)	6.125%	6/1/2024	AAA		2,990	3,017,388
RI St Hlth & Edl Bldg Corp Rev Roger Williams Rlty(7)	6.50%	8/1/2029	AA		1,240	1,314,921
Rochester MN Hlthcare Fac Rev Mayo Clinic~(d)	5.00%	11/15/2036	AA		6,000	6,055,260
St. Cloud MN Hlthcare Rev Hosp Oblig Group Ser A(10)	6.25%	5/1/2018	Aaa		3,320	3,540,514
Vigo Cnty Ind Hosp Auth Rev Union Hospital Inc+(b)	5.75%	9/1/2042	NR		3,000	3,022,680
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.125%	2/15/2026	BBB+		1,300	1,305,772
WI St Hlth & Edl Facs Auth Rev Marshfield Clinic Ser A	5.375%	2/15/2034	BBB+		2,500	2,549,025
Total						142,061,168

Housing 5.39%
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc A	5.25%	1/1/2037	NR		1,000	985,820
East Lansing MI Econ Dev Ltd Oblig Rev 1st Mtg Burcham Hills Ser B-1	5.25%	7/1/2037	NR		775	754,455
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A~(d)	5.125%	1/1/2036	BBB-	(a)	5,300	5,361,533
HFDC Cent TX Inc Retirement Fac Ser A	5.75%	11/1/2036	NR		2,700	2,768,283
ID Hsg Agy Sing Fam Mtg Ser F AMT(5)(7)	7.45%	7/1/2015	Aaa		55	55,142
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA		500	509,590

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
LA St Citizens Ppty Corp Assmt Rev Ser B(2)	5.00%	6/1/2016	AAA	$2,700	$2,854,899
MD St Cmnty Dev Admin Dept Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,213,206
MD St Cmnty Dev Admin Resdl Ser F AMT	5.50%	9/1/2022	Aa2	115	116,005
MD St Econ Dev Corp Student Hsg Rev Sr-Towson Univ Pj Ser A	5.00%	7/1/2039	BBB-	500	487,530
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	1,700	1,783,759
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	1,000	966,650
Minneapolis St. Paul MN Hsg Fin Rev Sing Fam Mtg Ser AB AMT(12)	6.25%	11/1/2030	AAA	140	145,387
MN St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	160	162,976
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownr Ln Ser B-1 AMT(12)	6.25%	3/1/2031	AAA	110	111,944
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA	345	106,650
NC Hsg Fin Agy Sing Fam Rev Ser BB AMT	6.25%	3/1/2012	AA	330	331,003
New Orleans LA Fin Auth Mtg Rev Ser B-2 AMT(12)	6.00%	12/1/2018	Aaa	130	130,861
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,453,493
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	1,008,320
OK Hsg Fin Agy Sing Fam Mtg Ser B-1(12)	5.30%	9/1/2026	Aaa	55	55,873
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,165	361,733
OK Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1(12)	Zero Coupon	3/1/2029	Aaa	2,275	723,268
OK Hsg Fin Agy Sing Fam Rev Mtg Hmownr Ser D-2 AMT(12)	Zero Coupon	9/1/2030	Aaa	910	213,768
Prince Georges Cnty MD Hsg Sing Fam Ser A AMT(6)(12)	6.15%	8/1/2019	AAA	5	5,127
St. Paul MN Hsg & Redev Auth Multi Fam Hsg Rev Marian Ctr Pj A	5.375%	5/1/2043	NR	2,000	1,945,640

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing (continued)
VT Hsg Fin Agy Sing Fam Hsg Ser 16-A AMT(10)	5.50%	11/1/2021	AAA		$1,770	$1,776,691
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA		2,155	2,199,824
Total						31,589,430

Industrial 7.13%
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	1,000	1,006,480
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%#	11/1/2035	BBB-		750	756,780
Clark Cnty NV Indl Dev Rev NV Ser C AMT(2)	5.95%	12/1/2038	AAA		3,320	3,542,606
East Chicago Indl Solid Wst Disp Rev USG Pj AMT	5.50%	9/1/2028	Baa3		1,520	1,626,674
Georgetown Cnty SC Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		3,000	2,935,560
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	1,558,882
Jacksonville FL Economic Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+		2,350	2,318,956
Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(d)	5.25%	10/1/2035	AA-		14,984	16,236,872
Mission TX Econ Dev Corp Solid Wst Disp Rev Allied Wst NA Inc Pj A AMT	5.20%	4/1/2018	B+		1,000	992,610
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,773,934
NY New York City Indl Dev Agy Spl Fac Rev British Airways plc Pj AMT	5.25%	12/1/2032	BB+		765	750,235
OH St Wtr DevAuth Solid Wst Rev Allied Wst N.A. Pj AMT	5.15%	7/15/2015	B+		1,000	999,980
RI St Econ Dev Providence Place Mall(15)	6.125%	7/1/2020	AA		550	595,661
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,467,780
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		4,150	4,176,477
Total						41,739,487

Lease 1.47%
AZ St Ser A COP(14)	5.00%	11/1/2020	AAA		200	206,378

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(14)	5.75%	12/1/2018	Aaa	$555	$570,501
Bemidji MN Lease Rev MN St Bureau Criminal Appreh(14)	5.75%	12/1/2019	Aaa	315	323,798
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+	2,250	2,361,713
Grand Rapids MI Pub Sch(14)	5.00%	11/1/2021	AAA	250	257,870
Henrico Cnty VA Eco Dev Auth Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+	1,000	1,067,390
Lancaster Edl Assistance Sch Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+	1,755	1,752,578
Spartanburg Cnty SC Sch Dist McCarthy Teszler Pj(17)	5.00%	3/1/2022	AAA	1,000	1,026,110
St. Paul MN Port Auth Lease Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,028,060
Total					8,594,398

Miscellaneous 6.91%
AZ Tourism & Sports Auth Tax Multipurpose Stadium Fac Ser A(14)	5.00%	7/1/2031	Aaa	670	686,703
George L Smith II GA World Congress Ctr Rev AMT(14)	5.50%	7/1/2020	AAA	700	727,888
George L Smith II GA World Congress Ctr Auth Rev AMT(14)	5.75%	7/1/2015	AAA	1,500	1,576,185
LA Loc Govt Envr Fac Pkg Fac Garage Pj Ser A(2)	5.375%	10/1/2026	AAA	1,500	1,560,000
Larimer Cnty CO Sales & Use Tax Rev Fairgrounds & Events(14)	5.00%	12/15/2019	AAA	750	777,435
MA St Wtr Pollutn Abatement Tr Pool Pg Ser 9~(d)	5.25%	8/1/2033	AAA	9,000	9,550,980
Mashantucket Western Pequot Tribe CT 2006 Ser A Sub Spl Rev Bd	5.50%	9/1/2036	Baa3	1,000	1,037,790
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A(9)	Zero Coupon	4/1/2014	AAA	3,300	3,269,772
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR	825	830,173
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR	900	907,218
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa	650	680,934
Portland OR Urb Ren & Redev Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa	1,500	1,582,965

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB-	$5,000	$5,189,300
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A+	5.00%	12/1/2023	BB	1,000	988,160
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A+	5.25%	12/1/2016	BB	500	512,240
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A~(d)	5.125%	6/1/2037	BBB+	10,500	10,590,615
Total					40,468,358

Nursing Home 2.10%
AZ Hlth Facs Auth Beatitudes Campus Pj	5.20%	10/1/2037	NR	1,500	1,479,615
Huntsville-Redstone Vlg AL Spl Care Facs Fin Auth Redstone Vlg Pj	5.50%	1/1/2043	NR	1500	1,450,095
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR	750	746,768
Manhattan KS Hlthcare Fac Rev Meadowlark Hills Ret Ser B	5.125%	5/15/2037	NR	1,000	978,240
Medical Ctr Hosp Auth GA Rev Ref Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,000	1,001,530
Orange Cnty FL Hlth Fac Auth Rev 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	1,250	1,232,962
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee(b)	5.75%	7/1/2037	NR	685	672,512
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee(b)	5.75%	7/1/2045	NR	1,100	1,067,000
WA St Hsg Fin Commn Nonprofit Skyline at First Hill Pj Ser A	5.625%	1/1/2038	NR	3,650	3,680,660
Total					12,309,382

Power 2.97%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Collc Pj AMT	5.00%	3/1/2041	Baa2	5,500	5,111,865
Grant Cnty WA Pub Util Dist No 2 Pr Rap Hydro 2nd Ser B AMT(14)	5.375%	1/1/2018	AAA	300	310,017
MA St Dev Fin Agy Solid Wst Disp Rev Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	BBB	2,200	2,199,912
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Energy Co Pj Ser A	5.80%#	7/1/2022	Baa2	1,000	1,037,150

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power (continued)
Sacramento CA Muni Util Dist Ser T(9)	5.00%	5/15/2030	AAA	$5,000	$5,157,800
SC St Pub Svc(10)	5.25%	1/1/2019	AAA	950	1,003,494
TN Energy Acq Corp Gas Rev Ser A	5.00%	9/1/2013	AA-	2,500	2,604,600
Total					17,424,838

Pre-Refunded 22.14%
Athens OH City Sch Dist Fac Constr & Impt(10)	6.00%	12/1/2024	AAA	500	537,710
Boise City ID Lease Rev Urban Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	7,813,478
Brighton Twp MI Sntn Sew Drainage Dist(10)	5.25%	10/1/2018	AAA	1,615	1,652,581
CA Edl Facs Auth Rev USC Ser A	5.00%	10/1/2033	AA+	5,000	5,266,950
CA St	5.25%	4/1/2034	A+	5,000	5,371,800
Canton OH Sch Dist Var Purp Ser A(14)	5.625%	12/1/2023	AAA	2,900	3,058,920
Chicago IL Spl Transn Rev~(d)(2)	5.25%	1/1/2031	AAA	12,500	13,095,000
Chisholm Creek Util Auth KS Bel Aire & Park City KS Pj(14)	5.25%	9/1/2021	Aaa	1,025	1,084,594
CO Hlth Fac Auth Rev Catholic Hlth Initiatives	5.25%	9/1/2024	AA	1,200	1,259,184
CO Hlth Fac Auth Rev Portercare Adventis Hlth	6.625%	11/15/2026	A2	2,000	2,229,140
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(14)	Zero Coupon	8/1/2015	AAA	1,000	598,470
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA+	6,215	6,578,018
Fayette Cnty GA Pub Fac Auth Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,732,190
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.75%	5/15/2021	AAA	1,000	1,073,160
Glendale AZ Ind Dev Auth Midwestern Univ Ser A	5.875%	5/15/2031	AAA	1,000	1,077,600
Greenville Cnty SC Sch Dist Installment Pur Rev BEST	5.50%	12/1/2028	AA-	5,500	5,938,900
Harris Cnty TX Hlth Facs Dev Corp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	2,500	2,731,175
Highlands Cnty FL Fac Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A1	2,755	2,987,329
Jackson OH Hosp Fac Rev Cons Hlth Sys Jackson Hosp(15)	6.125%	10/1/2023	AA	680	719,528

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)
Linn Cnty OR Sch Dist No 55(10)	5.50%	6/15/2025	AAA		$310	$327,267
Marion OH City Sch Dist Sch Fac Constr & Impt(10)	5.625%	12/1/2022	AAA		500	531,785
MD St Hlth & Higher Edl Facs Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3		1,000	1,081,300
MD St Hlth & Higher Edl Facs Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA		100	106,322
MD St Hlth & Higher Edl Facs Univ MD Med Sys	6.75%	7/1/2030	A3		1,950	2,122,146
Mesa AZ Indl Dev Auth Discovery Hlth Sys Ser A(14)	5.75%	1/1/2025	AAA		750	789,233
Milledgeville-Baldwin Cnty GA Fndtn GA St College & St Univ	6.00%	9/1/2033	BBB		3,000	3,370,650
Murray City UT Muni Bldg Auth Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa		2,925	3,085,553
New York NY Ser A	6.00%	5/15/2030	AAA		2,155	2,297,984
New York NY Ser A	6.00%	5/15/2030	AA		20	21,154
NM St Hosp Equip Ln Council Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-		2,000	2,126,340
Omaha Convention Hotel Corp NE Rev Convention Ctr 1st Tier Ser A(2)	5.125%	4/1/2032	AAA		5,000	5,238,150
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A2		1,000	1,082,250
Philadelphia PA Sch Dist Ser A(10)	5.75%	2/1/2030	AAA		1,200	1,272,084
Phoenix AZ Civic Impt Corp(9)	6.00%	7/1/2024	AAA		2,400	2,562,960
Providence RI Redev Agy Rev Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	437,800
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2020	AAA		1,210	1,283,362
RI St Econ Dev Corp Arpt Rev Ser B(9)	6.00%	7/1/2028	AAA		1,200	1,268,244
RI St Hlth & Edl Bldg Corp Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,113,990
SC Jobs Econ Dev Auth Hosp Facs Rev Pelmetto Hlth C	6.375%	8/1/2034	BBB+		2,020	2,261,289
SC Jobs Econ Hosp Fac Rev	7.375%	12/15/2021	BBB+	(a)	2,000	2,249,340
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2018	AAA		5,065	5,256,305
South Washington Cnty MN Indpt Sch Dist No 833 Ser A(14)	5.50%	2/1/2019	AAA		2,990	3,102,932

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+	(a)	$750	$831,765
Sullivan Cnty TN Hlth Ed Hosp & Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,386,275
TN St Sch Bd Auth Higher Edl Facs 2nd Pg Ser A(10)	5.125%	5/1/2021	AAA		615	645,313
Tulsa OK Indl Auth Rev Univ of Tulsa Ser A(14)	5.375%	10/1/2020	Aaa		3,170	3,311,763
Tyler TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1		1,500	1,628,100
Univ Central AR Rev Hsg Sys(10)	6.50%	1/1/2031	AAA		2,425	2,617,812
Univ MA Bldg Auth Facs Rev Sen Comwlth Ser 4-A(14)	5.125%	11/1/2034	AAA		5,000	5,340,600
VA St Pub Bldg Auth Pub Fac Rev Ser A	5.75%	8/1/2020	AA+		600	631,650
West Vly City UT Muni Bldg Auth Lease Rev Ser A(2)	5.50%	8/1/2027	AAA		1,000	1,068,690
WV St Ser D(9)	6.50%	11/1/2026	AAA		2,000	2,387,420
Total						129,643,555

Resource Recovery 0.89%
Fort Wayne IN Pollutn Ctl Rev Ref Gen Mtrs Corp Pj	6.20%	10/15/2025	B-		2,085	2,149,176
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		1,825	1,826,351
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		1,245	1,246,768
Total						5,222,295

Special Tax 5.03%
Annawan Ill tax Increment Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		1,000	988,700
Apple Vly CA Redev Agy Tax Allocation Veda Pj Area	4.75%	6/1/2037	BBB+		1,000	953,920
Branson Hills Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		965	963,948
Branson Hills Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		1,430	1,417,974
CA St Unrefunded Bal	5.25%	4/1/2034	A+		5	5,219
Clark Cnty NV Impt Dist Spl Loc Imp 128 Summerlin Ser A	5.05%	2/1/2031	NR		1,035	1,009,881

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Confluence Met Dist CO Tax Supported Rev	5.40%	12/1/2027	NR	$1,000	$1,004,690
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev A	5.60%	5/1/2039	NR	750	742,125
Crosscreek Cmnty Dev Dist FL Spl Assmt Rev B	5.50%	5/1/2017	NR	1,500	1,494,255
Ernest N Morial New Orleans LA Exhibit Hall Auth Spl Tax Sr Sub Ser A~(d)(2)	5.25%	7/15/2028	AAA	10,000	10,385,650
Gramercy Farms Cmnty Dev Dist FL Spl Assmt Ser A-1	5.25%	5/1/2039	NR	2,445	2,325,293
Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Pt Cmnty Dev A	5.30%	5/1/2039	NR	1,000	959,880
Lakeside Landings Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2038	NR	675	657,355
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	955	957,607
Millsboro DE Spl Oblg Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,100	2,069,886
Northern Palm Beach Cnty Impt Dist FL Wtr Ctl & Impt Unit No 46 Ser A	5.35%	8/1/2041	NR	800	776,912
Salida CA Area Pub Fac Fin Agy Cmnty Fac Dist Spl Tax 1998-1(10)	5.25%	9/1/2028	AAA	355	362,753
San Juan Cnty NM Tax/Motor Ref & Impt(13)(14)	5.25%	5/15/2022	AAA	390	410,026
Split Pine Cmnty Dev Dist FL Spl Assmt Ser A	5.25%	5/1/2039	NR	1,000	969,850
Stone Canyon Cmnty Impt Dist Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	983,280
Total					29,439,204

Tobacco 2.75%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Apprec Asset Bkd 1st Sub B	Zero Coupon	6/1/2047	BBB	37,500	3,730,125
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB	8,450	8,205,119
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(d)	5.75%	6/1/2047	BBB	4,000	4,171,560
Total					16,106,804

Toll Roads 3.44%
NY St Twy Auth Hwy & Brdg Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,244,850
NJ St Tpk Auth Rev Ser C-1~(d)(2)	5.00%	1/1/2035	AAA	14,000	14,226,520

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Toll Roads (continued)
Santa Rosa Bay Brdg Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B1	$1,200	$671,328
Total					20,142,698

Transportation 6.46%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	3,000	2,837,460
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	2,220	2,206,636
Billings MT Arpt Rev AMT(14)	6.10%	7/1/2016	AAA	190	202,842
Billings MT Arpt Rev AMT(14)	6.20%	7/1/2020	AAA	2,775	2,966,225
Dallas-Fort Worth TX Intl Arpt American Airlines Inc AMT	6.375%	5/1/2035	CCC+	5,260	5,401,704
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Sub Ser A-1 AMT	8.50%#	5/1/2029	CCC+	600	618,066
Denver CO City & Cnty Spl Facs Arpt Rev United Air Lines Pj A AMT	5.75%	10/1/2032	B	2,000	2,083,060
HI St Hbr Sys Rev Ser A AMT(10)	5.00%	1/1/2031	AAA	2,000	2,023,440
HI St Hbr Sys Rev Ser A AMT(10)	5.25%	1/1/2027	AAA	4,000	4,161,040
Houston TX Arpt Sys Rev Sub Lien Ser A AMT(9)	5.50%	7/1/2012	AAA	1,610	1,694,139
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	CCC+	1,215	1,194,236
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,610	1,658,525
NY New York City Indl Dev Agy Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	4,750	4,996,478
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,308,100
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA	495	509,162
Total					37,861,113

Water/Sewer 4.18%
Gautier MI Util Dist Util Sys Rev(9)	5.125%	3/1/2019	Aaa	425	440,717
Grand Forks ND Wtr Rev Ser D(14)	5.375%	9/1/2020	Aaa	1,150	1,191,538
Iowa City IA Swr Rev(10)	5.375%	7/1/2020	Aaa	620	635,543
KS St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,185,027
Midlothian TX Wtr Dist(10)	Zero Coupon	9/1/2022	AAA	2,000	961,700

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
OR St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A(14)	5.50%	1/1/2017	AAA	$570	$585,612
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,341,317
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,253,007
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,766,798
SD Conservancy Dist Rev Clean Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	510,685
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,035,320
WV St Wtr Dev Auth Rev Loan Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,565,094
Total					24,472,358
Total Municipal Bonds (cost $629,770,979)					646,487,458

	Shares
	(000)
SHORT-TERM INVESTMENTS 0.00%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus	2	2,579
SSgA Tax Free Money Market Fund	6	5,832
Total Short-Term Investments (cost $8,411)		8,411
Total Investments in Securities 110.39% (cost $629,779,390)		646,495,869
Liabilities in Excess of Other Assets(c) (10.39%)		(60,834,250)
Net Assets 100.00%		$585,661,619

See Notes to Schedule of Investments.

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	519	Short	$(55,922,250)	$598,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 112.24%

Education 5.86%
Abag Fin Auth For Nonprofit Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$514,415
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Baa3	1,000	1,007,530
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2021	A1	425	439,118
CA Edl Facs Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,180,026
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	1,006,440
CA Edl Facs Auth Rev Univ of San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,280,037
CA Muni Fin Auth Ed Rev American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	1,020,620
CA St Unrefunded Bal	5.125%	6/1/2027	A+	5	5,127
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A+	5.15%	7/1/2030	NR	500	488,150
CA Statewide Cmntys Dev Auth Edl Facs Rev Huntington Pk Charter Sch Pj A+	5.25%	7/1/2042	NR	1,225	1,190,614
CA Statewide Cmnty Dev Auth Sonoma Country Day Sch	6.00%	1/1/2029	NR	1,315	1,293,487
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D(9)	Zero Coupon	8/1/2028	AAA	1,000	365,790
Total					9,791,354

General Obligation 28.57%
Antelope Vly CA Unif High Sch(14)	5.00%	8/1/2022	AAA	2,080	2,152,529
Barstow CA Unif Sch Dist Ser A(9)	5.00%	8/1/2026	Aaa	2,500	2,570,875
CA St	4.75%	9/1/2030	A+	1,775	1,777,503
CA St	5.00%	8/1/2019	A+	2,000	2,094,440
CA St~(d)(2)	5.00%	4/1/2031	AAA	10,000	10,605,800
CA St	5.25%	2/1/2019	A+	1,000	1,050,810
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	646,285
CA St Var Purp	5.25%	11/1/2027	A+	520	542,381
CA St Veterans Ser CC~(d)	4.60%	12/1/2040	AA-	7,214	6,771,940

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Capistrano CA Unif Sch Dist Fac Impt Dist No 001 Ser A(9)	6.00%	8/1/2024	AAA	$2,500	$2,672,750
Foothill-De Anza CA Cmnty College Dist Ser A(2)	4.50%	8/1/2031	AAA	2,000	1,906,600
Huntington Beach CA Unit High Sch Dist Election 2004(b)(9)	5.00%	8/1/2035	AAA	1,000	1,036,000
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(9)	5.00%	8/1/2024	AAA	1,060	1,091,514
Mojave CA Unif Sch Dist Sch Facs Impt Dist No 001(9)	5.25%	8/1/2022	AAA	1,230	1,294,723
Oak Vly CA Hosp Dist Election 2004(9)	5.00%	7/1/2033	Aaa	500	513,580
Oxnard CA Unif High Sch Dist Ser A(14)	6.00%	2/1/2020	AAA	650	729,241
Oxnard CA Unif High Sch Dist Ser A(14)	6.20%	8/1/2030	AAA	3,000	3,373,890
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,413,755
Pomona CA Unif Sch Dist(14)	6.15%	8/1/2030	AAA	1,000	1,197,190
Pomona CA Unif Sch Dist Ser A(14)	6.55%	8/1/2029	AAA	1,000	1,262,810
Puerto Rico Comwlth Unrefunded Ser A	5.375%	7/1/2028	BBB-	995	1,029,029
Riverside CA Cmnty College Dist Unrefunded Bal Ser A(14)	5.50%	8/1/2029	AAA	15	16,182
Yuba CA Cmnty College Dist Election 2006 Ser B(2)	4.75%	8/1/2037	AAA	2,000	2,007,880
Total					47,757,707

Healthcare 14.59%
CA Hlth Facs Fin Auth Rev CA NV Methodist	5.00%	7/1/2036	A+	1,000	1,002,870
CA Hlth Facs Fin Auth Rev Ref Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	1,000	1,006,050
CA Hlth Facs Fin Auth Rev Sutter Hlth Ser A~(d)	5.00%	11/15/2042	AA-	6,000	6,048,720
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser A	5.50%	8/1/2031	A	1,300	1,355,731
CA Infrastr & Econ Dev Bk Rev Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	679,569

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
CA Infrastr & Econ Dev Bk Rev Scripps Res Instl Ser A	5.75%	7/1/2030	Aa3	$1,500	$1,539,480
CA Muni Fin Auth Ctfs Cmnty Hosps Central CA	5.25%	2/1/2037	Baa2	1,000	1,008,950
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	1,675	1,710,024
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser A~(d)	5.00%	4/1/2031	A+	6,400	6,433,856
CA Statewide Cmntys Dev Auth Rev Valleycare Hlth Sys Ser A	5.125%	7/15/2031	NR	1,500	1,466,535
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	500	522,820
Torrance CA Hosp Rev Torrance Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	535,215
Washington Twp CA Hlthcare Dist Rev Ser A	5.00%	7/1/2037	A3	1,080	1,081,674
Total					24,391,494

Housing 1.81%
CA Statewide Cmntys Dev Auth Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	1,000	1,019,300
CA Statewide Cmntys Dev Auth Rev Front Porch Cmntys & Svcs A+	5.125%	4/1/2037	BBB	2,000	2,006,680
Total					3,025,980

Industrial 8.07%
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Enhanced Asset Bkd Ser A~(d)(9)	5.00%	6/1/2035	AAA	10,000	10,259,900
Tob Securitization Auth Lease North CA Tob Sttlmnt Rev Asset Bkd Bds Ser A 1	5.375%	6/1/2038	BBB	1,000	1,017,010
Virgin Islands Pub Fin Auth Refinery Facs Rev AMT	4.70%	7/1/2022	BBB	2,250	2,215,731
Total					13,492,641

Lease 4.55%
CA St Pub Wk Bd Lease Rev Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,043,500
Palm Springs CA Fin Auth Convention Ctr Pj Ser A(14)	5.50%	11/1/2035	AAA	1,000	1,089,280
Plumas Cnty CA Cap Impt Pg Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,443,378

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	$2,575	$2,679,854
Santa Ana CA Unif Sch Dist Fin Pj COP(10)	Zero Coupon	4/1/2019	AAA	2,295	1,348,726
Total					7,604,738

Miscellaneous 1.97%
CA Infrastr & Econ Dev Bk Rev Performing Arts Ctr	5.00%	12/1/2032	A	750	763,373
CA Infrastr & Econ Dev Bk Rev YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	1,000	1,048,530
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,061,380
Oakland CA Jnt Pwrs Fin Auth Reassmt Rev	5.50%	9/2/2024	A-	405	420,953
Total					3,294,236

Power 0.42%
Shasta CA Jnt Pwrs Fin Auth Cnty Admin Bldg Pj Ser A(14)	5.25%	4/1/2023	AAA	675	706,212

Pre-Refunded 20.78%
CA Edl Facs Auth Rev Pepperdine Univ	5.75%	9/15/2030	Aa3	2,000	2,068,160
CA Edl Facs Auth Rev Pooled College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,225,270
CA St Univ Fndtn Rev Sacramento Auxiliary Ser A(14)	5.50%	10/1/2027	AAA	400	430,232
CA Statewide Cmntys Dev Auth Auxiliary Fndtn CA St Univ COP(14)	5.20%	6/1/2024	AAA	525	548,935
CSUCI Fin Auth Rev CA East Campus Cmnty Ser A(14)	5.25%	9/1/2026	AAA	4,000	4,216,080
El Monte CA City Sch Dist Ser A(10)	6.25%	5/1/2025	AAA	1,230	1,321,586
El Monte CA Wtr Auth Rev Wtr Sys Pj(2)	5.60%	9/1/2029	AAA	2,000	2,142,140
Escondido CA Unif Sch Dist Ser A(10)	5.25%	8/1/2022	AAA	2,000	2,124,060
Fremont CA Unif High Sch Dist Santa Clara Cnty Ser B(9)	5.25%	9/1/2025	AAA	1,000	1,042,990
Los Angeles CA Unif Sch Dist Ser A(10)	5.00%	7/1/2022	AAA	1,500	1,583,265

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
MSR Pub Pwr Agy CA San Juan Pj Rev Ser D ETM(14)	6.75%	7/1/2020	AAA	$840	$965,975
Orange Cnty CA Santn Dist COP(9)	5.25%	2/1/2027	AAA	2,000	2,141,320
Pittsburg CA Unif Sch Dist Ser E(10)	6.00%	8/1/2024	AAA	1,000	1,034,290
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	AAA	505	532,270
Puerto Rico Elec Pwr Auth Pwr Rev Ser II(10)	5.125%	7/1/2026	AAA	500	530,710
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,582,440
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	796,237
Sacramento CA City Fin Auth Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,084,060
San Francisco CA City & Cnty Arpts Commn Intl Arpt Second Ser 28B(14)	5.25%	5/1/2023	AAA	2,000	2,118,440
Santa Cruz CA City Elem Sch Dist Ser B(9)	6.00%	8/1/2029	AAA	2,500	2,658,900
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,599,420
Total					34,746,780

Resource Recovery 2.47%
CA Pollutn Ctrl Fin Auth Rev Pacific Gas/Elec Ser A AMT(14)	5.35%	12/1/2016	AAA	2,000	2,104,620
CA Pollutn Ctrl Fin Auth Solid Wst Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	982,630
CA Pollutn Ctrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,035,120
Total					4,122,370

Sales Tax 2.37%
Los Angeles Cnty CA Met Trans Auth Sales Tax Rev Sr Ser A(10)	4.50%	7/1/2030	AAA	2,500	2,409,725
San Francisco CA Bay Area Rapid Transn Dist Sales Tax Rev Ser A(14)	5.00%	7/1/2024	AAA	1,500	1,561,095
Total					3,970,820

Special Assessment 0.60%
CA Statewide Cmntys Dev Auth Rev John Muir Hlth Ser A	5.00%	8/15/2034	A+	1,000	1,007,230

See Notes to Schedule of Investments.

5

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax 9.28%
Abag Fin Auth For Nonprofit Corps CA Rev Sub Windemere Ranch Fin Pg B	5.00%	9/2/2027	NR		$1,000	$991,160
Anaheim CA Cmnty Facs Spl Tax No 06-2-Stadium Lofts	5.00%	9/1/2037	NR		1,000	983,110
Apple Vly CA Redev Agy Tax Alloc Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,430,880
Folsom CA Pub Fin Auth Spl Tax Rev Sub Ser B(b)	5.125%	9/1/2026	NR		1,000	998,120
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale A	5.00%	9/1/2036	NR		1,710	1,653,861
Los Angeles Cnty CA Pub Wks Fin Auth Rev Los Angeles Regl Pk and Open Space(10)	5.25%	10/1/2018	AAA		1,000	1,092,300
Lafayette CA Redev Agy Tax Alloc Redev Pj(15)	5.00%	8/1/2035	AA		1,000	1,016,360
Moreno Vly CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-3	5.00%	9/1/2037	NR		750	721,717
Moreno Vly CA Unif Sch Cmnty Facs Dist Spl Tax No 2005-3	5.00%	9/1/2037	NR		1,500	1,472,400
Redding CA Redev Agy Tax Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+		600	607,158
RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA		3,985	4,240,399
South Orange Cnty CA Pub Fin Auth Spl Tax Rev Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA		310	305,536
Total						15,513,001

Tobacco 2.77%
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A1	5.125%	6/1/2047	BBB		1,250	1,213,775
Golden St Tob Securitization Corp CA Cap Apprec Asset Bkd 1st Sub B	Zero Coupon	6/1/2047	BBB		12,500	1,243,375
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1~(d)	5.75%	6/1/2047	BBB		1,400	1,460,046
Silicon Vy Tob Securitization Auth CA Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	715,470
Total						4,632,666

See Notes to Schedule of Investments.

6

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation 2.78%
Bay Area Govt Assn CA Rev Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	$2,000	$2,052,120
Fresno CA Arpt Rev Ser A(10)	5.50%	7/1/2030	AAA	1,500	1,573,950
San Francisco CA City & Cnty Arpt Lease SFO Fuel Ser A AMT(10)	6.125%	1/1/2027	AAA	490	504,019
San Francisco CA City & Cnty Commn Intl Arpt Rev AMT(10)	5.75%	1/1/2014	AAA	500	513,850
Total					4,643,939

Water/Sewer 5.35%
Imperial CA Ref Wtr Fac COP(9)	5.00%	10/15/2020	AAA	3,250	3,353,935
Los Angeles CA Wtr & Pwr Rev Pwr Sys Sub Ser A-1(10)	5.00%	7/1/2015	AAA	1,000	1,067,100
Metropolitan Wtr Dist Southern CA Wtr Wks Rev Auth Ser C	5.00%	7/1/2031	AAA	2,550	2,649,119
San Luis Opispo Cnty CA Ser A(14)	5.375%	8/1/2030	AAA	1,800	1,870,830
Total					8,940,984
Total Municipal Bonds (cost $183,983,759)					187,642,152

	Shares
	(000)

SHORT-TERM INVESTMENT 0.30%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $496,093)	496	496,093
Total Investments in Securities 112.54% (cost $184,479,852)		188,138,245
Liabilities in Excess of Cash and Other Assets(c) (12.54%)		(20,961,611)
Net Assets 100.00%		$167,176,634

See Notes to Schedule of Investments.

7

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	149	Short	$(16,054,750)	$218,250

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 101.39%

Education 15.22%
CT St Higher Edl Ln Auth Rev Ref Sr Fam Ed Ln Pg Ser A AMT(14)	4.80%	11/15/2022	Aaa	$2,185	$2,156,835
CT St Hlth & Edl Facs Auth Rev Canterbury Sch Ser B(15)	5.00%	7/1/2031	AA	1,025	1,043,563
CT St Hlth & Edl Facs Auth Rev Canterbury Sch Ser B(15)	5.00%	7/1/2036	AA	125	126,808
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A(15)	4.00%	7/1/2019	AA	100	95,495
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A(15)	5.00%	7/1/2027	AA	100	102,369
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A(15)	5.00%	7/1/2032	AA	750	764,175
CT St Hlth & Edl Facs Auth Rev Chase Collegiate Sch Ser A(15)	5.00%	7/1/2037	AA	630	637,402
CT St Hlth & Edl Facs Auth Rev CT College Ser E(14)	5.25%	7/1/2022	AAA	400	422,900
CT St Hlth & Edl Facs Auth Rev CT College Ser G(14)	4.50%	7/1/2037	AAA	695	664,156
CT St Hlth & Edl Facs Auth Rev Greenwich Academy Ser E(10)	5.25%	3/1/2032	AAA	1,000	1,101,830
CT St Hlth & Edl Facs Auth Rev Gunnery Sch(15)	5.35%	7/1/2031	AA	695	721,486
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser F(2)	4.00%	7/1/2022	Aaa	95	90,760
CT St Hlth & Edl Facs Auth Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,285,612
CT St Hlth & Edl Facs Auth Rev Quinnepiac Univ Ser H(2)	5.00%	7/1/2036	AAA	2,250	2,322,338
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J(14)	4.25%	7/1/2031	AAA	1,000	931,580
CT St Hlth & Edl Facs Auth Rev Trinity College Ser J(14)	4.50%	7/1/2037	AAA	1,950	1,863,459
CT St Hlth & Edl Facs Auth Rev Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	255	259,728
CT St Hlth & Edl Facs Auth Rev Suffield Academy Ser A(14)	5.40%	7/1/2027	AAA	1,350	1,378,782

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
CT St Hlth & Edl Facs Auth Rev
Univ CT Fndtn Ser B	4.125%	7/1/2029	AA-	$1,000	$917,650
CT St Hlth & Edl Facs Auth
Rev Univ Hartford Ser E(15)	5.25%	7/1/2032	AA	2,900	3,015,478
Total					19,902,406

General Obligation 13.79%
Bridgeport CT Ser C(9)	4.75%	8/15/2021	AAA	1,000	1,011,490
CT St Ser B~(d)	4.75%	5/1/2022	AA	2,000	2,060,410
CT St Ser B~(d)	4.75%	5/1/2023	AA	2,000	2,060,410
CT St Ser B~(d)	4.75%	5/1/2024	AA	2,000	2,060,410
CT St Ser B~(d)	5.00%	5/1/2025	AA	4,000	4,120,820
Montville CT	6.70%	6/15/2009	Aa3	550	579,397
Montville CT	6.70%	6/15/2010	Aa3	575	618,200
New Haven CT(14)	5.00%	2/1/2017	AAA	175	184,343
New Haven CT Unrefunded Bal Ser B(9)	5.00%	11/1/2019	AAA	560	585,564
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	2,456,375
Puerto Rico Comwlth Pub Impt
Bal Pub Impt	Zero Coupon	7/1/2018	BBB-	2,035	1,218,782
Puerto Rico Comwlth
Unrefunded Bal Pub Impt(10)	5.125%	7/1/2030	AAA	945	974,692
Redding CT	6.60%	4/15/2010	Aa1	100	107,144
Total					18,038,037

Healthcare 12.00%
CT St Dev Auth Rev Duncaster Inc Pj(15)	5.125%	8/1/2022	AA	235	242,922
CT St Hlth & Edl Eastern CT
Hlth Network C(15)	5.125%	7/1/2030	AA	500	509,680
CT St Hlth & Edl Facs Auth
Rev Bridgeport Hosp Ser A(14)	6.625%	7/1/2018	AAA	1,250	1,251,587
CT St Hlth & Edl Facs Auth
Rev Bristol Hosp Ser B(15)	5.50%	7/1/2021	AA	1,000	1,064,230
CT St Hlth & Edl Facs Auth
Rev Catholic Hlth East Ser F(14)	5.625%	11/15/2020	AAA	325	339,505
CT St Hlth & Edl Facs Auth
Rev Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	970	1,016,444

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
CT St Hlth & Edl Facs Auth Rev Child Care Pg Ser F(3)	5.00%	7/1/2031	AAA	$1,750	$1,779,138
CT St Hlth & Edl Facs Auth Rev CT College Ser E(14)	5.00%	7/1/2032	AAA	1,050	1,083,400
CT St Hlth & Edl Facs Auth Rev Griffin Hosp Ser B(15)	5.00%	7/1/2023	Aa3	500	512,235
CT St Hlth & Edl Facs Auth Rev Hosp for Spl Care Ser C(15)	5.25%	7/1/2037	AA	1,345	1,382,902
CT St Hlth & Edl Facs Auth Rev Middlesex Hosp Ser L(10)	4.25%	7/1/2036	Aaa	500	453,560
CT St Hlth & Edl Facs Auth Rev St. Francis Hosp & Med(15)	5.00%	7/1/2022	AA	1,000	1,023,880
CT St Hlth & Edl Facs Auth Rev Waterbury Hosp Issue Ser C(15)	5.75%	7/1/2029	AA	650	674,759
CT St Hlth & Edl Facs Auth Rev William W Backus Hosp Ser G(10)	5.00%	7/1/2035	AAA	1,000	1,027,160
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2024	AAA	1,715	1,786,824
CT St Hlth & Edl Facs Auth Rev Yale New Haven Hosp Ser J-1(2)	5.00%	7/1/2031	AAA	1,500	1,549,335
Total					15,697,561

Housing 7.48%
CT St Hsg Fin Auth Hsg Mtg Fin Pg Sub Ser A-1 AMT	4.875%	11/15/2036	AAA	2,000	1,964,640
CT St Hsg Fin Auth Hsg Mtg Fin Ser F AMT(2)	4.90%	11/15/2035	AAA	1,000	978,930
CT St Hsg Fin Auth Mtg Fin Sub Ser D-2 AMT	4.85%	11/15/2036	AAA	6,510	6,311,380
CT St Hsg Fin Auth Spl Oblig Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	522,680
Total					9,777,630

Industrial 2.39%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	660,724
CT St Dev Auth Govt Lease Rev(14)	6.60%	6/15/2014	AAA	500	501,140
Virgin Islands Pub Fin Auth Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,969,540
Total					3,131,404

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 1.59%
CT St Hlth & Edl Facs Auth Rev Trinity College Ser H(14)	4.75%	7/1/2023	AAA	$1,030	$1,046,521
Puerto Rico Pub Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB-	1,000	1,027,780
Total					2,074,301

Power 2.73%
Puerto Rico Elec Pwr Auth Pwr Rev Ser TT	5.00%	7/1/2037	A3	2,500	2,557,225
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	1,000	1,006,250
Total					3,563,475

Pre-Refunded 32.80%
Bridgeport CT Ser C(9)	5.00%	8/15/2020	AAA	500	520,105
CT St Hlth & Edl Facs Auth Rev CT St Univ Sys Ser E(9)	5.00%	11/1/2033	AAA	750	785,963
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(14)	5.25%	7/1/2019	AAA	600	621,846
CT St Hlth & Edl Facs Auth Rev Fairfield Univ Ser I(14)	5.50%	7/1/2029	AAA	1,235	1,285,820
CT St Hlth & Edl Facs Auth Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,904,247
CT St Hlth & Edl Facs Auth Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A1	3,200	3,345,632
CT St Hlth & Edl Facs Auth Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,047,710
CT St Hlth & Edl Facs Auth Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	219,812
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,053,640
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,063,420
CT St Ser B	5.60%	6/15/2020	Aa3	250	261,638
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,569,900
CT St Spl Tax Oblig Rev Transn Infrastr Ser A~(d)(10)	5.375%	7/1/2019	AAA	1,000	1,060,260
New Haven CT Ser A ETM(2)	5.00%	11/1/2021	AAA	30	31,031
New Haven CT Ser C ETM(14)	5.00%	11/1/2021	AAA	10	10,776
New Haven CT Unrefunded Bal Ser A(2)	5.00%	11/1/2021	AAA	970	1,019,033
Puerto Rico Comwlth Bal Pub Impt(10)	5.125%	7/1/2030	AAA	1,505	1,572,484

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D(10)	5.00%	7/1/2032	AAA	$410	$429,508
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,057,880
Puerto Rico Comwlth Infrastr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	2,000	2,102,010
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	670	701,262
Puerto Rico Comwlth Pub Impt Ser A(9)	5.00%	7/1/2032	AAA	4,285	4,484,938
Puerto Rico Elec Pwr Auth Pwr Rev Ser HH(10)	5.25%	7/1/2029	AAA	1,000	1,048,380
Puerto Rico Elec Pwr Auth Pwr Rev Ser II(10)	5.125%	7/1/2026	AAA	2,925	3,104,653
Puerto Rico Elec Pwr Auth Pwr Rev Ser II	5.25%	7/1/2031	A3	1,000	1,066,100
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,582,440
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	796,238
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	165,726
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,051,460
South Central CT Regl Wtr Auth Wtr Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,051,460
Univ CT Rev Student Fee Ser A(9)	5.75%	11/15/2020	AAA	205	218,696
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	419,098
Univ CT Rev Student Fee Ser A(9)	6.00%	11/15/2025	AAA	500	537,305
Univ CT Ser A(9)	5.625%	3/1/2020	AAA	1,000	1,052,340
Waterbury CT Ser A(10)	5.00%	4/1/2019	AAA	1,250	1,303,950
Waterbury CT Ser A(10)	5.125%	4/1/2022	AAA	2,250	2,359,147
Total					42,905,908

Resource Recovery 0.98%
Naugatuck CT Incineration
Facs Pj Ser A AMT COP(2)	5.00%	6/15/2022	Aaa	250	255,148
Stamford CT Wtr Pollutn Ctl
Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,029,010
Total					1,284,158

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 1.03%
CT St Dev Auth Spl Oblig Gen Fd Ser A(10)	4.00%	12/15/2020	AAA	$395	$373,334
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	972,600
Total					1,345,934

Transportation 5.29%
CT St Spl Tax Oblig Rev Transn Infrastr Ser A~(d)(10)	5.00%	7/1/2021	AAA	4,500	4,648,523
CT St Spl Tax Oblig Rev Transn Infrastr Ser A~(d)(10)	5.375%	7/1/2020	AAA	1,570	1,666,563
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(10)	5.00%	7/1/2032	AAA	590	605,434
Total					6,920,520

Water/Sewer 6.09%
CT St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Pj AMT(17)	4.70%	7/1/2036	AAA	2,000	1,894,020
CT St Dev Auth Wtr Fac Rev Bridgeport AMT TCRS(2)	6.15%	4/1/2035	AAA	500	510,985
CT St Dev Auth Wtr Fac Rev CT Wtr Pj Ser A AMT(9)	5.00%	10/1/2040	AAA	500	500,590
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,417,783
CT St Revolving Fd Ser A	5.00%	7/1/2022	AAA	2,000	2,095,860
South Central CT Regl Wtr Auth Sys Rev 20th Ser(14)	5.00%	8/1/2035	AAA	1,500	1,546,155
Total					7,965,393
Total Municipal Bonds (cost $130,398,694)					132,606,727

See Notes to Schedule of Investments.

6

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 3.44%

Money Market Mutual Fund 0.00%
Dreyfus CT Municipal Cash Management				1	$841

				Principal
				Amount
				(000)
Variable Rate Demand Note 3.44%
CT St Hlth & Edl Facs Auth Rev Yale Univ Ser T 1(e)	3.80%	7/2/2007	AAA	$4,500	4,500,000
Total Short-Term Investments (cost $4,500,841)					4,500,841
Total Investments in Securities 104.83% (cost $134,899,535)					137,107,568
Liabilities in Excess of Cash and Other Assets(c) (4.83%)					(6,311,643)
Net Assets 100.00%					$130,795,925

See Notes to Schedule of Investments.

7

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	71	Short	$(7,650,250)	$104,206

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

HAWAII TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.62%

Education 6.00%
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu(15)	5.00%	1/1/2026	AA	$100	$102,361
HI St Dept Bdgt & Fin Spl Purp Rev Chaminade Univ Honolulu(15)	4.75%	1/1/2036	AA	1,505	1,452,596
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(15)	4.625%	1/1/2036	AA	500	469,515
HI St Dept Bdgt & Fin Spl Purp Rev Mid Pacific Institute(15)	5.00%	1/1/2026	AA	1,000	1,034,240
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	381,752
HI St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	1,000	1,004,490
Univ of HI Ser A(14)	4.125%	10/1/2026	AAA	1,670	1,520,184
Total					5,965,138

General Obligation 24.68%
HI Cnty HI Ser A(10)	5.00%	7/15/2023	AAA	1,000	1,030,920
HI Cnty HI Ser A(14)	5.00%	7/15/2024	AAA	1,000	1,034,700
HI Cnty HI Ser A(14)	5.25%	7/15/2023	AAA	595	629,700
HI Cnty HI Ser A(9)	5.60%	5/1/2013	AAA	1,780	1,923,628
HI St Ref Ser DG(2)	5.00%	7/1/2011	AAA	1,380	1,432,992
HI St Ser BZ	6.00%	10/1/2010	AA	500	530,995
HI St Ser BZ	6.00%	10/1/2012	AA	500	545,325
HI St Ser CA(9)	8.00%	1/1/2013	AAA	2,000	2,376,660
HI St Ser CZ(10)	5.25%	7/1/2018	AAA	1,000	1,049,110
HI St Ser DE(14)	5.00%	10/1/2024	AAA	1,000	1,035,530
HI St Unrefunded Bal Ser CP(9)	5.00%	10/1/2016	AAA	265	268,252
Honolulu HI City & Cnty Ser B(14)	5.00%	7/1/2018	AAA	1,000	1,051,040
Honolulu HI City & Cnty Ser D(14)	5.00%	7/1/2023	AAA	2,000	2,078,720
Honolulu HI City & Cnty Ser F(9)	5.00%	7/1/2029	AAA	1,000	1,032,560

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Kauai Cnty HI Ser A(9)	5.00%	8/1/2026	AAA	$250	$259,060
Kauai Cnty HI Ser A(9)	5.00%	8/1/2028	AAA	1,000	1,034,180
Kauai Cnty HI Ser A(9)	5.00%	8/1/2029	AAA	1,000	1,032,810
Kauai Cnty HI Ser A(14)	5.50%	8/1/2021	AAA	1,630	1,712,233
Maui Cnty HI(14)	5.00%	3/1/2025	AAA	1,000	1,035,950
Maui Cnty HI Ser A(14)	5.00%	7/1/2023	AAA	1,040	1,085,126
Northern Mariana Islands Cmwlth Ref Ser A	5.00%	6/1/2030	NR	1,000	982,550
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB-	1,330	1,375,486
Total					24,537,527

Healthcare 2.04%
HI St Dept Bdgt & Fin Spl Linked Ctfs	6.40%	7/1/2013	BBB+	1,505	1,619,335
HI St Dept Bdgt & Fin Spl Purp Rev Kahala Nui Pj Ser A	6.75%	11/15/2009	NR	250	259,328
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA	150	150,234
Total					2,028,897

Housing 1.90%
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(8)	5.30%	7/1/2028	AAA	850	867,620
HI St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B(8)	5.45%	7/1/2017	AAA	1,005	1,021,191
Total					1,888,811

Industrial 3.02%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	755	785,585
Virgin Islands Pub Fin Auth Sr Second Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,250	2,215,733
Total					3,001,318

Miscellaneous 11.48%
HI St Cap Dist Kapolei St Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	485,170
HI St Cap Dist St Office COP(14)	5.50%	5/1/2020	AAA	500	517,770

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Honolulu HI City & Cnty Wst Wtr Sys Rev Sr Ser A~(d)(9)	5.00%	7/1/2024	AAA	$3,360	$3,471,015
Honolulu HI City & Cnty Wst Wtr Sys Rev Sr Ser A~(d)(9)	5.00%	7/1/2025	AAA	3,360	3,471,014
Honolulu HI City & Cnty Wst Wtr Sys Rev Sr Ser A~(d)(9)	5.00%	7/1/2035	AAA	3,360	3,471,014
Total					11,415,983

Power 3.62%
HI St Dept Bdgt & Fin Spl Purp Rev Elec Co & Subsidiaries Ser A AMT(9)	4.80%	1/1/2025	AAA	1,000	991,820
HI St Dept Bdgt & Fin Spl Purp Rev Hawaiian Elec Co Ser B AMT(9)	4.60%	5/1/2026	AAA	1,500	1,439,640
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2027	BBB-	555	561,965
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	600	603,750
Total					3,597,175

Pre-Refunded 32.11%
HI Cnty HI Ser A(9)	5.50%	7/15/2017	AAA	1,045	1,105,558
HI Cnty HI Ser A(10)	5.625%	5/15/2019	AAA	545	567,563
HI St Dept Bdgt & Fin Spl Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	1,250	1,281,612
HI St Dept Bdgt & Fin Spl Purp Rev The Queens Hlth Sys Ser B(14)	5.25%	7/1/2023	AAA	1,000	1,033,900
HI St Hwy Rev(10)	5.50%	7/1/2020	AAA	1,100	1,149,511
HI St Ser CP Tob Sttlmnt(9)	5.00%	10/1/2016	AAA	640	648,243
HI St Ser CT(10)	5.875%	9/1/2019	AAA	1,175	1,235,266
HI St Ser CU(14)	5.25%	10/1/2020	AAA	1,700	1,769,615
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev(10)	5.25%	7/1/2031	AAA	100	104,829
Honolulu HI City & Cnty Ser A(14)	5.00%	11/1/2015	AAA	405	406,632
Honolulu HI City & Cnty Ser A(10)	5.125%	9/1/2021	AAA	600	626,742
Honolulu HI City & Cnty Ser A(9)	5.50%	9/1/2016	AAA	555	565,978
Honolulu HI City & Cnty Ser B(9)	5.00%	11/1/2016	AAA	235	238,271
Honolulu HI City & Cnty Ser B(9)	5.00%	11/1/2016	AAA	265	268,689

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Honolulu HI City & Cnty Wtr ETM TCRS(9)	6.00%	12/1/2015	AAA	$1,000	$1,136,180
Kauai Cnty HI(9)	6.125%	8/1/2024	AAA	580	617,178
Kauai Cnty HI Pub Impt Ser B(14)	5.25%	8/1/2017	AAA	95	96,048
Kauai Cnty HI Ser A(14)	5.50%	8/1/2021	AAA	865	915,620
Maui Cnty HI Ser A(14)	5.00%	3/1/2022	AAA	750	781,852
Maui Cnty HI Ser A(9)	6.10%	3/1/2020	AAA	500	532,105
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	1,000	1,105,160
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y(13)(14)	5.50%	7/1/2036	AAA	250	276,688
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,057,880
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(d)	5.75%	7/1/2041	AAA	3,000	3,236,890
Puerto Rico Comwlth Infra Fin Auth Spl Ser A	5.375%	10/1/2024	AAA	300	315,129
Puerto Rico Comwlth Infra Fin Auth Spl Ser A	5.50%	10/1/2032	AAA	200	210,838
Puerto Rico Comwlth Infra Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	2,500	2,627,512
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	500	523,330
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	670	706,180
Puerto Rico Elec Pwr Auth Pwr Rev Ser II(10)	5.125%	7/1/2026	AAA	1,330	1,411,689
Puerto Rico Pub Impt Bldgs Unrefunded Govt Facs Ser D	5.25%	7/1/2036	BBB	1,465	1,546,395
Univ HI Univ Sys Rev(9)	5.125%	7/15/2032	AAA	1,100	1,156,353
Univ HI Univ Sys Rev Ser A(9)	5.50%	7/15/2029	AAA	2,500	2,670,400
Total					31,925,836

Sales Tax 0.47%
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts(9)	4.25%	10/1/2029	AAA	500	470,450

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 2.73%
Puerto Rico Comwlth Infra Fin Auth Spl Ser B	5.00%	7/1/2046	BBB+	$1,000	$1,008,640
Puerto Rico Comwlth Infra Fin Auth Spl Ser C(2)	5.50%	7/1/2028	AAA	1,500	1,711,185
Total					2,719,825

Transportation 9.22%
HI St Dept Trans Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B	955	1,009,406
HI St Hbr Sys Rev Ser A AMT(10)	5.00%	1/1/2031	AAA	3,500	3,541,020
HI St Hbr Sys Rev Ser A AMT(10)	5.25%	1/1/2027	AAA	1,450	1,508,377
HI St Hwy Rev Ser A(10)	5.00%	7/1/2023	AAA	2,000	2,078,720
Puerto Rico Comwlth Hwy & Transn Auth Rev St Infra Bk	5.00%	7/1/2022	BBB	20	20,260
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser M	5.00%	7/1/2046	BBB+	1,000	1,014,920
Total					9,172,703

Water/Sewer 5.35%
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser B AMT(14)	5.25%	7/1/2021	AAA	1,335	1,404,313
Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev Ser A(9)	5.00%	7/1/2033	AAA	1,000	1,026,680
Honolulu HI City & Cnty Wst Sr Ser A(9)	5.00%	7/1/2024	AAA	2,785	2,892,724
Total					5,323,717

Total Investments in Municipal Bonds 102.62% (cost $100,137,159)					102,047,380
Liabilities in Excess of Cash and Other Assets(c) (2.62%)					(2,606,632)
Net Assets 100.00%					$99,440,748

See Notes to Schedule of Investments.

5

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	66	Short	$(7,111,500)	$96,620

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

MINNESOTA TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 100.40%

Education 11.63%
MN St Higher Edl Facs Auth Rev Augsburg College Ser 6 J1	5.00%	5/1/2028	Baa2	$1,000	$1,010,250
MN St Higher Edl Facs Auth Rev Hamline Univ Ser 5 B	6.00%	10/1/2029	Baa1	500	515,550
MN St Higher Edl Facs Auth Rev Macalester College Ser 6 P	4.25%	3/1/2032	Aa3	500	459,795
MN St Higher Edl Facs Auth Rev St. John Univ Ser 6-G	4.50%	10/1/2026	A2	650	624,852
Moorhead MN Edl Facs Rev Concordia College Corp Pj A	5.00%	12/15/2022	A3	1,125	1,162,530
Prior Lake MN Indpt Sch Dist No 719 Ser A(9)	5.25%	2/1/2023	Aaa	1,470	1,534,180
Univ MN Spl Purp Rev St Supported Stadium Debt	5.00%	8/1/2029	AA+	1,000	1,036,120
Total					6,343,277

General Obligation 3.49%
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	506,545
Puerto Rico Comwlth Unrefunded Pub Impt(13)(14)	5.00%	7/1/2028	AAA	175	177,884
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	517,415
St. Paul MN Cap Impt Str Impt Spl Assmt Ser D	4.25%	4/1/2025	AAA	500	473,670
Todd Morrison Cass & Wadena Cntys MN UTD Hosp Dist Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	225	225,956
Total					1,901,470

Healthcare 24.37%
Bemidji MN Hlthcare Fac North Cnty Hlth Svcs	5.00%	9/1/2024	A	505	513,130
Bemidji MN Hlthcare Fac North Country Hlth Svcs(15)	5.00%	9/1/2024	AA	500	509,055
Breckenridge MN Rev Catholic Hlth Initiatives A	5.00%	5/1/2030	AA	500	509,220
Duluth MN Econ Dev Benedictine Hlth Sys St. Marys	5.25%	2/15/2028	A-	1,000	1,018,940
Duluth MN Econ Dev Benedictine Hlth Sys St. Marys	5.25%	2/15/2033	A-	1,035	1,054,603

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Hastings MN Hlthcare Fac Rev Regina Med Ctr(1)	5.30%	9/15/2028	A	$400	$401,712
Minneapolis MN Hlthcare Sys Rev(14)	5.00%	5/15/2021	AAA	250	259,177
MN Agric & Econ Dev Bd Rev Unrefunded Bal Hlthcare Sys A(14)	5.50%	11/15/2017	AAA	45	46,154
Rochester MN Hlthcare Fac Rev(13)(14)	5.50%	11/15/2027	AAA	500	511,435
Rochester MN Hlthcare Fac Rev Mayo Clinic~(d)	5.00%	11/15/2036	AA	5,000	5,046,050
St. Paul MN Hsg & Redev Auth Franciscan Hlth Pj(7)(11)	5.30%	11/20/2022	AAA	50	51,696
St. Paul MN Hsg & Redev Auth Hlthcare Fac Rev Hlthpartners Oblig Grp Pj~(d)	5.25%	5/15/2036	Baa1	2,000	2,017,540
Stillwater MN Hlthcare Rev Hlth Sys Oblig Grp	5.00%	6/1/2035	A-	1,000	989,560
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1	365	370,428
Total					13,298,700

Housing 20.59%
Crow Wing Cnty MN Hsg Ser A GTD(14)	4.90%	1/1/2034	Aaa	490	497,889
Dakota Cnty MN Cmnty Dev Multi Fam Hsg Rev Agy Commons on Marice Pj A	5.00%	5/1/2042	NR	250	241,197
Dakota Cnty MN Hsg & Redev Auth Sing Fam Mtg Rev AMT(12)	5.85%	10/1/2030	AAA	47	47,663
Dakota Cnty MN Cnty Dev Agy Sing Fam Mtg Rev Mtg Bkd Secs Pg Ser B AMT(6)(12)	5.15%	12/1/2038	AAA	499	507,831
Fairbault MN Hsg & Redev Auth Govt Trails Edge Apts Ser A	5.25%	2/1/2028	Baa3	300	303,219
Minneapolis MN Multi Fam Hsg Rev Mtg East Village South(7)(11)	6.10%	7/20/2020	Aaa	1,000	1,046,740
Minneapolis MN Multi Fam Rev Hsg East Phillips AMT(11)	5.25%	8/20/2044	Aaa	300	302,481
Minneapolis MN Hsg Rev Ref Keeler Apts Pj Ser A	5.00%	10/1/2037	NR	500	483,325
Minneapolis St. Paul MN Hsg Mtg Bkd City Living A4 AMT(6)(12)	5.00%	11/1/2038	AAA	999	995,513
MN St Hsg Fin Agy Rsdl Hsg Fin G AMT	4.85%	7/1/2021	AA+	1,365	1,364,986

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
MN St Hsg Fin Agy Rsdl Hsg Fin Ser B AMT	4.85%	7/1/2031	AA+	$1,865	$1,826,152
MN St Hsg Fin Agy Rsdl Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	1,100	1,117,710
MN St Hsg Fin Agy Sing Fam Mtg Ser D AMT	5.85%	7/1/2019	AA+	55	55,207
MN St Hsg Fin Agy Sing Fam Mtg Ser E	5.90%	7/1/2025	AA+	125	125,043
MN St Hsg Fin Agy Sing Fam Mtg Ser G AMT	6.25%	7/1/2026	AA+	25	25,129
Pine City MN Hlthcare & Hsg Rev Mtg North Branch A(11)	4.75%	10/20/2021	Aaa	325	327,795
Pine City MN Hlthcare & Hsg Rev Mtg North Branch A(11)	4.80%	10/20/2026	Aaa	1,205	1,207,687
St. Paul MN Hsg & Redev Auth Multi Fam Hsg Rev Selby AMT(7)(11)	5.50%	9/20/2044	Aaa	750	760,155
Total					11,235,722

Industrial 0.57%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	300	312,153

Lease 2.58%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	282,656
Rochester MN Indpt Sch Dist No 535 COP(10)	5.125%	2/1/2020	AAA	85	87,865
St. Paul MN Port Auth Lease Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,038,990
Total					1,409,511

Miscellaneous 3.77%
Bemidji MN Lease Rev MN St Bureau Crim Appreh(14)	5.80%	12/1/2021	Aaa	460	472,457
Douglas Cnty MN Hsg & Redev Governmental Hsg Ser A(14)	5.50%	1/1/2032	Aaa	560	587,401
MN St Ret Sys Bldg Rev	6.00%	6/1/2030	AAA	250	263,505
St. Paul MN Port Auth Lease Rev Regions Hosp Pkg Ramp Pj Ser 1	5.00%	8/1/2036	NR	750	732,000
Total					2,055,363

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 6.70%
Chaska MN Elec Rev Generating Facs Ser A	5.00%	10/1/2030	A3	$500	$512,860
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	2,000	2,044,560
Puerto Rico Elec Pwr Auth Rev Rev Ser DD(10)	4.50%	7/1/2019	AAA	95	95,554
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	591,781
Western MN Muni Pwr Agy Ser A(14)	5.00%	1/1/2026	Aaa	400	411,392
Total					3,656,147

Pre-Refunded 20.43%
Bloomington MN Indpt Sch Dist No 271 Ser A(10)	5.125%	2/1/2024	Aaa	1,000	1,044,430
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	265,732
Elk River MN Indpt Sch Dist No 728 Ser A(14)	5.50%	2/1/2021	Aaa	500	524,720
Lake Superior MN Indpt Sch Dist No 381 Ser A(10)	5.00%	4/1/2023	Aaa	500	522,515
Medford MN Indpt Sch No 763 Ser A(10)	5.50%	2/1/2031	Aaa	500	524,890
Minneapolis & St. Paul MN Met Commn Arpt Rev Sub Ser C(9)	5.25%	1/1/2026	AAA	2,000	2,085,280
Minneapolis MN Spl Sch Dist No 001 COP	5.75%	2/1/2015	AAA	100	101,130
Minneapolis MN Spl Sch Dist No 001 COP	5.75%	2/1/2017	AAA	1,120	1,132,656
MN Agric & Econ Dev Bd Rev Hlthcare Sys A(14)	5.50%	11/15/2017	AAA	175	179,559
Morris MN Indpt Sch Dist No 769 Bldg(14)	5.00%	2/1/2028	AAA	1,000	1,043,890
Pequot Lakes MN Indpt Sch Dist No 186(9)	5.25%	2/1/2022	AAA	1,550	1,626,880
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	100	106,348
Puerto Rico Comwlth Pub Impt(13)(14)	5.00%	7/1/2028	AAA	325	332,199
Robbinsdale MN Hsg Dev Sr Hsg Pj Ser B(9)	5.75%	1/1/2023	Aaa	250	260,927
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA	1,000	1,029,120
Scott Cnty MN Hsg & Redev Savage City Hamilton Apts Pj GTD(2)	5.60%	2/1/2019	Aaa	80	82,809

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Univ MN Ser A	5.75%	7/1/2018	Aaa	$250	$283,593
Total					11,146,678

Sales Tax 1.85%
Hennepin Cnty MN Sales Tax Rev Hennepin Cnty Sales Tax	4.75%	12/15/2029	AAA	1,000	1,011,480

Special Tax 0.86%
New Brighton MN Tax Increment Ser B(14)	4.25%	2/1/2029	Aaa	500	469,685

Transportation 3.56%
St. Paul MN Port Auth Lease Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,025,840
St. Paul MN Port Auth Ltd Tax Brownfields Redev 2	5.00%	3/1/2037	AA+	895	916,990
Total					1,942,830
Total Municipal Bonds (cost $54,360,968)					54,783,016

SHORT-TERM INVESTMENTS 3.85%

Variable Rate Demand Notes
Univ MN Ser A(e)	3.70%	7/4/2007	AA	500	500,000
Univ MN Ser C(e)	3.70%	7/4/2007	AA	1,600	1,600,000
Total Short-Term Investments (cost $2,100,000)					2,100,000
Total Investments in Securities 104.25% (cost $56,460,968)					56,883,016
Liabilities in Excess of Other Assets(c)(4.25%)					(2,316,483)
Net Assets 100.00%					$54,566,533

See Notes to Schedule of Investments.

5

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	44	Short	$(4,741,000)	$64,491

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

MISSOURI TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 109.91%

Education 14.79%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	$3,000	$3,086,550
Lincoln Univ MO Auxiliary Sys(b)(3)	5.00%	6/1/2027	AAA	500	503,475
Lincoln Univ MO Auxiliary Sys(b)(3)	5.125%	6/1/2037	AAA	1,250	1,265,925
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,043,338
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser A	5.00%	2/15/2022	AAA	600	625,800
MO St Hlth & Edl Facs Auth Rev Ref Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,838,430
MO St Hlth & Edl Facs Auth Rev Ref Edl Facs Washington Univ	5.00%	2/15/2033	AAA	6,995	7,169,875
MO St Hlth & Edl Facs Auth Rev Ref Webster Univ(14)	5.25%	4/1/2021	Aaa	2,000	2,078,840
MO St Univ Aux Entrp Sys Rev Ser A(17)	4.375%	4/1/2032	AAA	1,750	1,650,127
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	575	569,578
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.35%	6/15/2032	NR	1,000	987,620
Univ MO Univ Rev Sys Facs Ser B(13)(14)	5.00%	11/1/2027	AAA	1,500	1,538,550
Total					23,358,108

General Obligation 13.55%
Belton MO(14)	5.00%	3/1/2020	Aaa	300	316,137
Franklin Cnty MO Reorg Sch Dist No R-XV	6.00%	3/1/2020	AA+	390	409,945
Jackson Cnty MO Reorg Sch Dist No 7 Lee’s Summit Sch Bldg(14)	5.25%	3/1/2022	Aaa	1,000	1,065,770
Kansas City MO Indl Dev Auth Rev Kansas City MO(2)	4.50%	12/1/2032	AAA	1,000	960,450
MO St Brd Pub Bldgs Spl Oblig Ser A~(d)	5.00%	10/15/2027	AA+	10,000	10,311,550
Northern Mariana Islands Cmwlth Ser B	5.00%	10/1/2033	NR	2,500	2,442,650
Puerto Rico Comwlth Pub Impt Ser A(13)(14)	5.50%	7/1/2029	AAA	1,000	1,141,730
St. Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,455,024
St. Louis Cnty MO Sch Dist No R 8 Lindbergh(14)	Zero Coupon	3/1/2018	AAA	2,080	1,304,056
Total					21,407,312

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare 9.60%
Cape Girardeau Cnty MO Indl Dev Auth Hlth Care Facs Rev Unrefund Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	$260	$268,034
Hannibal MO Indl Dev Auth Hlth Facs Rev	5.00%	3/1/2022	BBB+		835	847,249
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,645,475
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		5,000	5,136,600
MO St Hlth & Edl Facs Auth Rev PA 1049 RIBs RITES(2)	9.3909%	6/1/2010	NR		855	1,014,594
MO St Hlth & Edl Facs Auth Rev Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,770,602
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR		1,510	1,481,990
Total						15,164,544

Housing 8.50%
MO St Dev Fin Bd Multi Fam Rev Ref Hsg Quality Hill Pj Ser A(15)	5.60%	9/15/2028	AA		2,115	2,133,506
MO St Hsg Dev Cmnty Mtg Rev Hmownrship Ln Pg A-1 AMT(6)(12)	4.75%	9/1/2032	AAA		1,000	960,220
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A AMT (12)	4.75%	9/1/2026	AAA		1,200	1,171,896
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg B AMT(12)	4.70%	9/1/2026	AAA		2,000	1,940,860
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Hmownrship Ln Pg A-1 AMT(12)	5.90%	9/1/2035	AAA		885	917,612
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Rev AMT(12)	5.375%#	9/1/2022	AAA		665	667,747
MO St Hsg Dev Cmnty Mtg Rev Sing Fam Ser E-1 AMT(12)	Zero Coupon	3/1/2029	AAA		675	208,663
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(7)	4.75%	7/1/2026	AA		1,000	968,380
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(7)	4.75%	7/1/2030	AA		1,000	958,150
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT(7)	4.875%	7/1/2037	AA		1,500	1,459,665
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT(7)	4.875%	7/1/2030	AA		530	522,426
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT(7)	5.00%	7/1/2037	AA		900	894,456

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
MO St Hsg Dev Commn Rev Multi Fam Hsg Met Vlg-5 AMT(7)	4.75%	7/1/2021	AA	$615	$615,443
Total					13,419,024

Industrial 1.80%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	1,144,561
MO St Dev Fin Bd Solid Wst Disp Rev Procter & Gamble Paper Pj AMT	5.20%	3/15/2029	AA-	1,150	1,214,699
Virgin Islands Pub Fin Auth Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	500	492,385
Total					2,851,645

Lease 5.42%
Cape Girardeau Cnty MO Bldg Corp Reorg Sch Dist R-02 Leasehold Jackson R-II HS Pj(14)	5.25%	3/1/2026	AAA	1,000	1,059,100
Grandview MO COP(9)	5.00%	1/1/2027	Aaa	1,700	1,754,264
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,532,505
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser A(14)	5.00%	12/1/2018	Aaa	1,385	1,451,646
Jackson Cnty MO Pub Bldg Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	1,032,530
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	542,371
MO St Dev Fin Bd Infra Facs Rev Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	220	218,027
Riverside MO Indl Dev Auth Riverside Horizons Pj Ser A(1)	5.00%	5/1/2027	A	500	505,380
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	A1	500	470,120
Total					8,565,943

Miscellaneous 6.59%
Kansas City MO Muni Assistance Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,551,525
Kansas City MO Muni Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,127,379
MO St Dev Fin Bd Infra Fac Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	1,011,850

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
MO St Dev Fin Brd Midwest Res Inst Pj	4.50%	11/1/2027	Baa2	$1,000	$912,920
MO St Dev Fin Brd Midwest Res Inst Pj	5.00%	11/1/2022	Baa2	1,000	1,001,530
Puerto Rico Pub Impt Bldgs Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB-	1,000	1,103,780
Puerto Rico Pub Impt Bldgs Ser I GTD	5.25%	7/1/2033	BBB-	2,500	2,594,650
St. Louis MO Ind Dev Auth Rev Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,097,480
Total					10,401,114

Power 6.35%
MO Jt Muni Elec Util Cmnty Pwr Iatan 2 Pj Ser A(2)	5.00%	1/1/2034	Aaa	1,000	1,032,100
MO Jnt Muni Elec Util Comnty Pwr Pj Rev Plum Point Pj~(d)(14)	5.00%	1/1/2034	AAA	7,000	7,219,730
Puerto Rico Elec Pwr Auth Pwr Rev Ser RR(17)	5.00%	7/1/2025	AAA	1,000	1,038,000
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	730	734,562
Total					10,024,392

Pre-Refunded 28.29%
Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	500	525,185
Bowling Green MO Sch Dist R-I Bldg Corp Leasehold Rev(14)	5.85%	3/1/2020	Aaa	1,000	1,048,940
Cape Girardeau Cnty MO Indl Dev Auth Hlth Care Facs Southeast MO Hosp	5.75%	6/1/2032	NR	1,340	1,439,750
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa	1,095	1,139,041
MO Dev Fin Bd Cultural Facs Nelson Gallery Fndtn Ser A(14)	5.00%	12/1/2030	AAA	3,300	3,383,688
MO Dev Fin Brd Cultural Facs Rev Ser B	5.00%	6/1/2037	AAA	2,000	2,067,820
MO St Bonne Terre Prison Pj Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,039,543
MO St Dev Fin Brd Infra Facs Rev Hartman Heritage Ctr Pj Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,034,190
MO St Hlth & Edl Facs Auth Washington Univ Ser A	6.00%	3/1/2030	NR	850	902,012
MO St Hlth & Edl Facs Auth Rev(2)	5.25%	6/1/2028	AAA	5,000	5,279,550
MO St Hwy & Trans Commn St Rd Rev Ser A	5.25%	2/1/2020	AAA	1,830	1,909,715

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(d)	5.75%	1/1/2010	AAA	$5,000	$5,391,450
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	500	552,580
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	6,100	6,411,131
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	1,210	1,264,256
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	1,185	1,256,669
St. Louis Cnty MO Pattonville No R-3 Sch Dist(9)	6.00%	3/1/2019	AAA	845	897,153
St. Louis MO Arpt Rev Arpt Dev Pg Ser A(14)	5.25%	7/1/2031	AAA	2,000	2,095,080
St. Louis MO Arpt Rev Arpt Ser A(14)	5.125%	7/1/2022	AAA	2,000	2,085,940
St. Louis MO Muni Fin Corp Leasehold Rev Lease Carnahan Courthouse Ser A(9)	5.125%	2/15/2027	Aaa	1,500	1,570,995
St. Louis MO Muni Fin Corp Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	806,284
St. Louis MO Sch Dist(9)	6.00%	4/1/2012	AAA	575	578,231
Univ MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,007,350
Total					44,686,553

Resource Recovery 0.98%
MO St Envr Impt & Enrg Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,086,541
MO St Envr Impt & Enrg Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	221,390
MO St Envr Impt & Enrg Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	241,517
Total					1,549,448

Sales Tax 2.59%
St. Louis MO Muni Fin Corp Rec Sales Tax Leasehold Rev(b)(2)	5.00%	2/15/2037	AAA	4,000	4,085,400

Special Tax 3.41%
Branson Hills Infrstr Facs Cmnty Impt Dist MO Spl Ser A	5.50%	4/1/2027	NR	1,375	1,363,436
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB-	1,000	953,380

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	$1,000	$980,650
Riverside Quindaro Bend Levee Dist MO Impt Rev Ref L 385 Pj(15)	5.00%	3/1/2017	AA	795	828,334
Stone Canyon Cmnty Impt Dist MO Rev Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	1,266,954
Total					5,392,754

Transportation 2.86%
Bi State Dev Agy MO Met Dist Rev Metrolink Cross Cnty Pj B(10)	5.00%	10/1/2032	AAA	3,500	3,599,785
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A(10)	4.25%	7/1/2032	AAA	1,000	910,940
Total					4,510,725

Water/Sewer 5.18%
Metropolitan St. Louis MO Swr Dist Wst Wtr Sys Rev Ser A(14)	5.00%	5/1/2034	AAA	4,000	4,132,720
MO St Env Impt & Enrg Res Auth Wtr Fac Ref American Wtr Co Pj AMT(2)	4.60%	12/1/2036	AAA	1,000	944,560
St. Charles Cnty MO Pub Wtr Supply Dist No 2 COP(14)	5.125%	12/1/2027	Aaa	3,000	3,100,680
Total					8,177,960
Total Investments in Municipal Bonds 109.91% (cost $169,898,781)					173,594,922
Liabilities in Excess of Cash and Other Assets(c) (9.91%)					(15,652,193)
Net Assets 100.00%					$157,942,729

See Notes to Schedule of Investments.

6

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	156	Short	$(16,809,000)	$228,651

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 105.60%

Education 11.88%
Higher Ed Student Assist Auth NJ Student Loan Rev Ser A AMT(14)	6.15%	6/1/2019	AAA	$500	$507,050
NJ Econ Dev Auth Sch Facs Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,143,612
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,719,835
NJ Econ Dev Auth Sch Facs Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,055,560
NJ St Edl Facs Auth Kean Univ Ser D(9)	5.00%	7/1/2032	AAA	500	520,750
NJ St Edl Facs Auth Kean Univ Ser D(9)	5.00%	7/1/2039	AAA	1,000	1,035,800
NJ St Edl Facs Auth Princeton Univ Ser F	4.25%	7/1/2024	AAA	100	96,018
NJ St Edl Facs Auth Rev Drew Univ Ser D(14)	5.00%	7/1/2037	AAA	3,000	3,102,510
NJ St Edl Facs Auth Rev Rider Univ Ser C(15)	4.70%	7/1/2027	AA	2,000	1,979,540
NJ St Edl Facs Auth Rev Rider Univ Ser C(15)	5.00%	7/1/2037	AA	1,500	1,509,855
NJ St Edl Facs Auth Rev William Paterson Ser E(17)	5.00%	7/1/2027	AAA	2,500	2,569,900
NJ St Edl Facs Auth Rowan Univ Ser B(9)	4.25%	7/1/2034	AAA	400	370,900
Total					15,611,330

General Obligation 5.94%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,161,563
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	277,928
Montgomery TWP NJ Sch Dist(14)	4.125%	4/1/2027	AAA	500	459,040
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	429,922
Northern Mariana Islands Cmwlth Ser B	5.00%	10/1/2033	NR	2,500	2,442,650
Pohatcong Twp NJ Sch Dist(10)	5.25%	7/15/2026	AAA	1,335	1,500,673
Puerto Rico Comwlth Pub Impt CR(10)	4.50%	7/1/2023	AAA	1,000	1,004,430
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	500	522,580

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
Rahway NJ(10)	4.125%	12/15/2026	Aaa		$5	$4,566
Total						7,803,352

Healthcare 13.66%
Camden Cnty NJ Impt Auth Hlthcare Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		760	758,830
NJ Econ Dev Auth Ret Cmty Rev Ref Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,502,205
NJ Econ Dev Auth Rev Masonic Charity Fndtn Pj AMT	6.00%	6/1/2025	A-		1,000	1,068,080
NJ Hlthcare Fac Fin Auth Rev Atlanticare Regl Med Ctr	5.00%	7/1/2037	A+		500	506,670
NJ Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1		2,000	2,051,900
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.00%	7/1/2036	BBB		700	688,415
NJ Hlthcare Fac Fin Auth Rev Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	625,302
NJ Hlthcare Fac Fin Auth Rev Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2		4,000	4,185,000
NJ Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.00%	7/1/2046	Baa1		1,000	988,150
NJ Hlthcare Fac Fin Auth Rev St. Clare’s Hosp Ser A(15)	4.75%	7/1/2025	AA		1,100	1,097,360
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	968,260
NJ Hlthcare Fac Fin Auth Rev Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	1,009,050
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA		415	445,274
Puerto Rico Indl Tourist Ed & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA		1,000	1,070,340
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A(14)	6.25%	7/1/2024	AAA		1,000	1,001,560
Total						17,966,396

Housing 2.96%
NJ Econ Dev Auth Ref Cranes Mill Pj	5.00%	6/1/2015	BBB-	(a)	910	924,988
NJ St Hsg & Mtg Fin Ser A AMT(14)	4.95%	11/1/2048	AAA		1,000	965,840
NJ St Hsg & Mtg Fin Agy Rev Sing Fam Hsg-Ser T AMT	4.625%	10/1/2027	AA		2,000	1,907,520

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A AMT(11)	6.50%	3/1/2025	NR	$100	$100,244
Total					3,898,592

Industrial 7.77%
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-	750	756,780
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT(9)	5.375%	5/1/2032	AAA	5,000	5,119,750
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Baa3	675	805,336
NJ Econ Dev Auth Amer Wtr Middlesex Wtr Co Pj AMT(14)	5.35%	2/1/2038	AAA	2,500	2,544,300
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Havensa Refinery AMT	4.70%	7/1/2022	BBB	1,000	984,770
Total					10,210,936

Lease 3.15%
Burlington Cnty NJ Bridge Comm Cnty Govtl Leasing Pg GTD(14)	4.00%	8/15/2022	AAA	750	703,297
Morris-Union Jointure Commn NJ COP(15)	5.00%	5/1/2027	AA	1,000	1,018,730
Newark NJ Hsg Auth Port Newark Marine Newark Redev Pj(14)	4.375%	1/1/2037	AAA	400	374,524
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,047,820
Total					4,144,371

Miscellaneous 2.46%
Hudson Cnty NJ Impt Auth Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	104,173
Monmouth Cnty NJ Impt Auth Rev Unrefunded Bal Govt Ln(14)	6.40%	12/1/2009	AAA	195	195,417
NJ Econ Dev Auth Motor Vehicle Surcharge Rev Ser A(14)	5.00%	7/1/2034	AAA	100	102,788
NJ Econ Dev Auth Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,157,075
Puerto Rico Pub Impt Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB-	1,250	1,297,325
Rahway NJ COP(14)	5.625%	2/15/2020	Aaa	365	383,305
Total					3,240,083

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 0.77%
Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.00%	7/1/2031	BBB-	$1,000	$1,006,250

Pre-Refunded 26.62%
Carteret NJ Bd Ed COP(14)	5.75%	1/15/2030	Aaa	80	83,879
Carteret NJ Bd Ed COP(14)	6.00%	1/15/2024	Aaa	430	454,471
Casino Reinvestment Dev Auth NJ Parking Fee Rev Ser A(10)	5.25%	10/1/2015	AAA	100	100,355
LaFayette Yard NJ Cmnty Dev GTD(14)	5.625%	4/1/2021	Aaa	200	210,720
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	AA-	450	462,983
NJ Envr Infras Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,097,640
NJ St Edl Facs Auth Rev Kean Univ Ser D(9)	5.00%	7/1/2033	AAA	2,500	2,630,600
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,657,331
NJ St Edl Facs Auth Rev Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,655,876
NJ St Hwy Auth Garden St Pkwy Gen Rev Sr Pkwy(9)	5.75%	1/1/2015	AAA	200	210,560
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	2,000	2,074,720
NJ St Transn Tr Fd Auth Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	6,877,910
North Bergen Twp NJ Bd Ed COP(10)	6.125%	12/15/2022	Aaa	1,185	1,279,954
Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	Aaa	500	552,580
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(d)	5.75%	7/1/2041	AAA	5,500	5,930,595
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	2,000	2,102,010
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	2,000	2,109,920
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	210	222,701

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	$790	$837,779
South Brunswick Twp NJ(9)	5.625%	12/1/2023	AAA	45	46,848
Summit NJ	5.70%	6/1/2020	AAA	325	336,115
Trenton NJ Pkg Auth Pkg Rev GTD(9)	6.00%	4/1/2017	Aaa	1,000	1,054,250
Total					34,989,797

Special Tax 0.53%
NJ Econ Dev Auth Newark Downtown Dist Mgt Corp	5.125%	6/15/2037	Baa3	700	698,383

Tobacco 5.59%
Tob Sttlmnt Fin Corp NJ Cap Apprec Asset Bkd-1C	Zero Coupon	6/1/2041	BBB-	25,000	3,597,750
Tob Sttlmnt Fin Corp NJ Ser 1A	4.75%	6/1/2034	BBB	1,000	918,900
Tob Sttlmnt Fin Corp NJ Ser 1A	5.00%	6/1/2041	BBB	3,000	2,831,880
Total					7,348,530

Toll Roads 3.09%
NJ St Tpk Auth Rev Ser C-1~(d)(2)	5.00%	1/1/2035	AAA	4,000	4,064,720

Transportation 20.24%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(10)	5.10%	1/1/2021	AAA	1,435	1,492,099
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser B(10)	5.20%	1/1/2025	AAA	1,700	1,769,598
Delaware River Port Auth PA & NJ Rev(9)	5.50%	1/1/2026	AAA	1,000	1,008,630
NJ Econ Dev Auth Spl Fac
Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	250	245,727
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	1,030,140
NJ St Transn Tr Fd Transn Sys Ser A~(d)(14)	5.25%	12/15/2021	AAA	10,000	10,964,300
Port Auth NY & NJ(10)	5.00%	4/15/2032	AAA	4,725	4,902,660
Port Auth NY & NJ Cons 125th Ser(10)	5.00%	10/15/2027	AAA	5,000	5,201,200
Total					26,614,354

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 0.94%
North Hudson Swr Auth NJ Rev Ser C(14)	5.00%	8/1/2022	Aaa	$1,025	$1,051,506
Ocean Twp NJ Swr Auth Ref Ser B(9)	5.25%	12/1/2011	Aaa	170	178,920
Total					1,230,426
Total Municipal Bonds (cost $134,495,440)					138,827,520

Shares
(000)
SHORT-TERM INVESTMENTS 0.99%

Money Market Mutual Fund 0.00%
Dreyfus NJ Municipal Cash Management	—	(f)	315

				Principal
				Amount
				(000)
Variable Rate Demand Notes 0.99%
NJ Econ Dev Auth Rev Lawrenceville Sch Pj(e)	3.85%	7/2/2007	Aa3	$400	400,000
Rutgers St Univ NJ Ser A(e)	3.76%	7/2/2007	AA	900	900,000
Total					1,300,000
Total Short-Term Investments (cost $1,300,315)					1,300,315
Total Investments in Securities 106.59% (cost $135,795,755)					140,127,835
Liabilities in Excess of Cash and Other Assets(c) (6.59%)					(8,666,623)
Net Assets 100.00%					$131,461,212

See Notes to Schedule of Investments.

6

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	91	Short	$(9,805,250)	$133,356

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2007

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 106.87%

Education 9.26%
Albany NY Indl Dev Agy Civic Fac Rev Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	(a)	$700	$728,084
Albany NY Indl Dev Agy Civic Fac Rev Albany Law Sch Un Univ Ser A	5.00%	7/1/2031	BBB		1,000	1,001,550
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Sch Ser A	5.00%	4/1/2027	BBB-	(a)	1,000	1,006,060
Albany NY Indl Dev Agy Civic Fac Rev Brighter Choice Charter Sch Ser A	5.00%	4/1/2037	BBB-	(a)	1,000	996,850
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.00%	5/1/2023	BBB-		500	500,670
Cattaraugus Cnty NY Indl Dev Agy Civic Fac Rev St. Bonaventure Univ	5.10%	5/1/2031	BBB-		500	502,435
Hempstead Twn NY Ind Dev Agy Civic Fac Rev Hofstra Univ Pj(14)	5.80%	7/1/2015	AAA		750	758,573
New York City NY Indl Dev Agy Civic Fac Rev Polytechnic Univ Pj(1)	5.25%	11/1/2037	A		1,000	1,035,400
NY New York City Indl Dev Agy Civic Rev NY Institute of Tech(14)	5.25%	3/1/2023	AAA		100	105,437
NY St Dorm Auth Lease Rev Cap Apprec Court Fac	Zero Coupon	8/1/2021	AA+		3,265	1,738,286
NY St Dorm Auth Rev 4201 Schools Pg	6.25%	7/1/2020	AA-		1,685	1,802,815
NY St Dorm Auth Rev Colgate Univ(14)	6.00%	7/1/2016	AAA		1,000	1,112,720
NY St Dorm Auth Rev New York Univ Ser A(9)	5.00%	7/1/2034	AAA		3,125	3,215,906
NY St Dorm Auth Rev New York Univ Ser A(2)	5.75%	7/1/2015	AAA		2,000	2,227,200
NY St Dorm Auth Rev Non St Supported Debt New York Univ Ser A(b)(2)	5.00%	7/1/2037	Aaa		2,455	2,546,866
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2024	AA		1,000	1,054,580
NY St Dorm Auth Rev Pratt Institute(15)	6.00%	7/1/2028	AA		2,000	2,107,180
NY St Dorm Auth Rev Spl Act Sch Dist Pj(14)	6.00%	7/1/2016	AAA		1,400	1,402,240
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Polytech Inst Ser B TCRS(2)	5.50%	8/1/2022	AAA		200	207,664

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Seneca Cnty NY Indl Dev Agy Civic Fac Rev New York Chiropractic College	5.00%	10/1/2027	BBB	$500	$506,360
Total					24,556,876

General Obligation 6.01%
Erie Cnty NY Indl Dev Agy Sch Fac Rev City of Buffalo Pj(10)	5.75%	5/1/2023	AAA	1,250	1,340,463
New York NY Sub Ser C-1	5.25%	8/15/2026	AA	2,500	2,619,100
New York NY Ser J	5.50%	6/1/2022	AA	1,510	1,609,222
Northern Mariana Islands Ser B	5.00%	10/1/2033	NR	4,000	3,908,240
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB-	2,000	2,130,700
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2033	BBB-	500	507,750
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB-	1,500	1,560,075
Puerto Rico Comwlth
Bal Pub Impt Ser A	5.375%	7/1/2028	BBB-	1,090	1,127,278
Puerto Rico Comwlth Unrefunded Pub Impt(13)(14)	5.00%	7/1/2028	AAA	605	614,970
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	500	522,580
Total					15,940,378

Healthcare 7.12%
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj(15)	5.625%	7/1/2024	AA	1,750	1,861,598
Dutchess Cnty NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc Ser A	5.25%	1/1/2037	NR	2,825	2,784,942
Genesee Cnty NY Indl Dev Agy Civic Fac Rev United Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	963,740
NY New York City Indl Dev Agy Rev Harbor House Pj A(11)	5.875%	5/20/2044	AA+	610	673,940
NY St Dorm Auth Rev Mental Hlth Svc Fac(13)(14)	6.00%	8/15/2012	AAA	1,460	1,589,473
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.40%	2/1/2031	AAA	300	315,642
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.50%	8/1/2030	AAA	1,000	1,042,640
NY St Dorm Auth Rev Mtg Nursing Home A(7)(14)	5.50%	8/1/2038	AAA	1,000	1,040,880
NY St Dorm Auth Revs Non St Supported Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BB	1,935	1,960,155

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
NY St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BB	$1,000	$974,600
NY St Dorm Auth Rev NY St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	997,907
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,079,580
NY St Dorm Auth Revs Catholic Hlth LI Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,259,525
NY St Dorm Auth Revs St Supported Debt Unrefunded Bal 2007 Mental Ser B(14)	6.00%	2/15/2025	AAA	5	5,237
NY St Dorm Auth Revs St Supported Debt Unrefunded Bal 2007 Mental Ser B(14)	6.00%	2/15/2030	AAA	5	5,239
Suffolk Cnty NY Ind Dev Agy Civic Fac Rev Eastern Long Island Hosp Assn	5.375%	1/1/2027	NR	1,330	1,316,527
Suffolk Cnty NY Ind Dev Agy Civic Fac Rev Eastern Long Island Hosp Assn	5.50%	1/1/2037	NR	1,000	992,780
Total					18,864,405

Housing 7.99%
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,532,310
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser A-1(13)(14)	4.50%	11/1/2027	AAA	1,345	1,303,103
NY New York City Hsg Dev Corp Multi Fam Hsg Rev Ser G1 AMT	4.75%	11/1/2027	AA	1,000	975,740
NY New York City Hsg Dev Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	3,181,731
NY New York City Hsg Dev Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,044,620
NY New York City Hsg Dev Corp Ser D-1	4.95%	11/1/2036	AA	2,510	2,530,281
NY St Dorm Auth Revs 05 Unrefunded Mental D(13)(14)	6.00%	8/15/2021	AAA	20	20,432
NY St Dorm Auth Revs Upstate Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,052,500
NY St Hsg Fin Agy Multi Fam Hsg Rev Crotona Estates Apts Ser A AMT	4.95%	8/15/2038	Aa1	755	744,347
NY St Hsg Fin Agy Multi Fam Hsg Rev Division Street Ser A AMT(16)	5.00%	2/15/2026	Aa1	650	652,327
NY St Hsg Fin Agy Multi Fam Hsg Rev Kensico Terrace Apts A AMT(16)	4.90%	2/15/2038	Aa1	1,000	976,700

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
NY St Mtg Agy Homeowner Mtg Rev Ser 133 AMT	4.95%	10/1/2021	Aa1	$2,000	$2,015,320
NY St Mtg Agy Homeowner Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,219,709
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	70,960
NY St Mtg Agy Rev Hmownr Mtg Ser 111 AMT(14)	4.55%	4/1/2023	AAA	270	258,968
NY St Mtg Agy Rev Hmownr Mtg Ser 130 AMT	4.80%	10/1/2037	Aa1	1,670	1,593,063
Total					21,172,111

Industrial 9.04%
Broome Cnty NY Indl Dev Agy Civic Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	505,600
Essex Cnty NY Indl Dev Agy Intl Paper Co Pj Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,303,498
Liberty NY Dev Corp Rev Goldman Sachs Headquarters~(d)	5.25%	10/1/2035	AA-	10,001	10,838,080
NY Indl Dev Agy Pkg Fac Rev Royal Charter NY Presbyterian(10)	5.75%	12/15/2029	AAA	1,000	1,079,270
NY New York City Indl Dev Agy Spl Fac Rev British Airways plc AMT	5.25%	12/1/2032	BB+	2,235	2,191,864
NY New York City Indl Dev Agy United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa1	1,250	1,287,875
Onondaga Cnty NY Indl Dev Agy Pollutn Crtl Rev Anheuser Busch Pj Ser A	4.875%	7/1/2041	A	3,000	2,929,380
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,761,165
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	320	325,363
Virgin Islands Pub Fin Auth Refinery Facs Rev Hovensa Refinery AMT	4.70%	7/1/2022	BBB	1,015	999,542
Yonkers NY Indl Dev Agy Rev Sacred Heart Assocs Pj Ser A AMT(16)	4.80%	10/1/2026	Aa1	750	731,543
Total					23,953,180

Lease 7.71%
NY New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2031	AAA	1,000	1,039,830
NY New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2046	AAA	4,225	4,343,934

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(9)	4.50%	3/1/2039	AAA	$2,500	$2,366,750
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(14)	4.75%	3/1/2046	AAA	5,000	4,973,350
NY New York City Indl Dev Agy Rev Yankee Stadium Pilot(9)	5.00%	3/1/2046	AAA	3,000	3,084,150
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,633,931
Total					20,441,945

Miscellaneous 1.73%
Broome Cnty NY Indl Dev Agy Civic Fac Rev Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	765,533
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,017,110
NY New York City Tr Cultr Res Rev Museum of American Art(1)	6.00%	7/1/2022	A	500	528,870
Puerto Rico Pub Impt Bldgs Auth Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB-	265	273,313
Seneca Nation Indians Cap Ser A+	5.00%	12/1/2023	BB	1,000	988,160
Seneca Nation Indians Cap Ser A+	5.25%	12/1/2016	BB	1,000	1,024,480
Total					4,597,466

Power 3.91%
Long Island Pwr Auth NY Elec Gen Ser C	5.00%	9/1/2035	A-	2,000	2,048,600
NY St Enrg Res & Dev Auth Gas Fac Revs Bklyn Unif Gas Co Ser B RIBs AMT	9.665%	7/1/2026	A+	4,000	4,192,000
Puerto Rico Elec Pwr Auth Pwr Rev Ser TT	5.00%	7/1/2037	A3	2,000	2,045,780
Puerto Rico Elec Pwr Auth Ser PP(9)	5.00%	7/1/2025	AAA	2,000	2,073,960
Total					10,360,340

Pre-Refunded 31.17%
Albany NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A(9)	6.375%	12/1/2017	AAA	650	694,506
Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev(10)	6.00%	7/1/2029	AAA	500	525,815
Metropolitan Transn Auth NY Commuter Fac Rev Ser A(9)	6.00%	7/1/2016	AAA	2,000	2,044,640

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Metropolitan Transn Auth NY Dedicated Tax Fd Ser A(9)	4.75%	4/1/2028	AAA	$2,500	$2,626,775
Metropolitan Transn Auth NY Tran Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,100,270
New York City Transn Fin Auth Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,197
New York City Transn Fin Auth Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	550	571,714
New York City Transn Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	210,724
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,013,564
New York City Transn Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,133,820
New York City Transn Fin Auth Rev Unrefunded Bal 2005 Fut Tax C	5.00%	5/1/2029	AAA	535	546,037
New York NY Ser C	5.625%	3/15/2020	AAA	1,000	1,070,630
New York NY Ser J	5.50%	6/1/2022	AA	3,585	3,869,147
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev	5.50%	6/15/2033	AAA	2,585	2,726,451
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AA+	4,830	5,152,025
NY New York City Tran Auth Met Transn Auth Triborough~(d)(2)	5.875%	1/1/2030	AAA	10,000	10,539,450
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	3,740,730
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,344,712
NY St Dorm Auth Rev City Univ Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,286,163
NY St Dorm Auth Rev Pace Univ(14)	6.00%	7/1/2029	AAA	1,610	1,721,686
NY St Dorm Auth Rev St Univ Adl Facs Ser B(10)	5.75%	5/15/2017	AAA	395	418,779
NY St Dorm Auth Rev Upstate Cmnty Colleges Ser A(10)	6.00%	7/1/2015	AAA	300	320,811
NY St Dorm Auth Revs Mental Hlth Svcs B(14)	6.00%	2/15/2025	AAA	985	1,037,333
NY St Dorm Auth Revs Mental Hlth Svcs B(14)	6.00%	2/15/2030	AAA	985	1,037,333

See Notes to Schedule of Investments.

6

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
NY St Dorm Auth Revs St Supported Debt 2007 Mental Hlth Ser B(14)	6.00%	2/15/2025	AAA	$10	$10,531
NYS Dorm Auth Revs St Supported Debt 2007 Mental Hlth Ser B(14)	6.00%	2/15/2030	AAA	10	10,531
NY St Envr Fac Corp St Clean Wtr & Drinking	6.00%	6/15/2019	AAA	80	83,313
Puerto Rico Comwlth Aqueduct & Swr Auth Rev ETM	10.25%	7/1/2009	AAA	305	327,738
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,162,600
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	6,000	6,347,280
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(d)	5.75%	7/1/2041	AAA	4,000	4,313,160
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	4,000	4,204,020
Puerto Rico Comwlth Pub Impt(14)	5.00%	7/1/2024	AAA	1,000	1,022,150
Puerto Rico Comwlth Pub Impt(13)(14)	5.00%	7/1/2028	AAA	1,130	1,155,029
Puerto Rico Comwlth Pub Impt Pub Impt Ser A(14)	5.75%	7/1/2026	AAA	3,000	3,154,290
Puerto Rico Comwlth Unrefunded Impt Pub Impt Ser A	5.375%	7/1/2028	AAA	555	584,970
Puerto Rico Elec Pwr Auth Rev Ser II	5.25%	7/1/2031	A3	3,625	3,864,612
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(14)	5.00%	7/1/2032	AAA	1,500	1,582,440
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.25%	7/1/2027	BBB	735	775,837
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,061,650
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,086,740
Schenectady NY Indl Dev Agy Civic Fac Rev Union College Pj Ser A(2)	5.625%	7/1/2031	Aaa	1,500	1,621,605
St. Lawrence Cnty NY Indl Dev Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	255,838
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	121,703
Tompkins Cnty NY Indl Dev Agy Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,592,685

See Notes to Schedule of Investments.

7

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	$545	$576,692
Total					82,653,726

Resource Recovery 0.56%
NY St Envr Facs Corp Solid Wst Mgmnt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,492,215

Sales Tax 1.94%
New York City Transn Fin Auth Fut Tax 2nd Ser E	5.00%	2/1/2033	AAA	2,000	2,050,720
NY St Dorm Auth St Personal Income Tax Rev Ser A(b)	5.00%	3/15/2037	AAA	3,000	3,090,300
Total					5,141,020

Transportation 15.56%
Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2021	A	5,000	5,200,650
Metropolitan Transn Auth NY Transn Ser A(b)(10)	5.00%	11/15/2022	AAA	1,000	1,051,140
Metropolitan Transn Auth NY Transn Ser A	5.00%	11/15/2031	A	5,000	5,135,150
Metropolitan Transn Auth NY Transn Ser F	5.00%	11/15/2030	A	3,000	3,076,050
Niagara NY Frontier Auth Arpt Buffalo Niagara Intl Ser B(14)	5.50%	4/1/2019	AAA	690	712,087
NY New York City Indl Dev Agy Spl Fac Rev 1990 American Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+	2,635	2,602,985
NY New York City Indl Dev Agy Spl Fac Rev JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B	1,000	953,970
NY New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	BBB+	2,000	2,103,780
NY St Twy Auth Gen Rev Ser G(10)	5.25%	1/1/2027	AAA	10,000	10,650,500
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-	7,500	8,765,625
Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr	5.00%	7/1/2028	BBB	1,000	1,011,050
Total					41,262,987

Water/Sewer 4.87%
NY New York City Muni Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution Ser DD	5.00%	6/15/2039	AA	2,500	2,549,250

See Notes to Schedule of Investments.

8

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer (continued)
NY New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A~(d)	5.00%	6/15/2039	AA+	$10,000	$10,261,050
Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev Unrefunded Bal(2)	5.75%	4/1/2020	Aaa	105	110,657
Total					12,920,957
Total Municipal Bonds (cost $275,931,544)					283,357,606

SHORT-TERM INVESTMENTS 0.49%

Money Market Mutual Fund 0.00%
Dreyfus New York Municipal Cash Management				1	1,032

				Principal
				Amount
				(000)
Variable Rate Demand Notes 0.49%
New York NY Sub Ser E5(e)	3.87%	7/2/2007	AAA	$600	600,000
New York NY Ser B2 Sub Ser B5(d)(14)	3.85%	7/2/2007	AAA	700	700,000
Total					1,300,000
Total Short-Term Investments (cost $1,301,032)					1,301,032
Total Investments in Securities 107.36% (cost $277,232,576)					284,658,638
Liabilities in Excess of Cash and Other Assets(c) (7.36%)					(19,520,951)
Net Assets 100.00%					$265,137,687

See Notes to Schedule of Investments.

9

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	156	Short	$(16,809,000)	$228,651

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)

TEXAS TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.55%

Education 9.39%
Fort Bend TX Indpt Sch Dist Ref Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$525,685
Houston TX Higher Ed Fin Corp Rice Univ Pj Ser B	4.50%	11/15/2037	AAA	500	472,315
La Vernia Higher Ed Fin Corp Rev Southwest Winners Fndtn Inc A(1)	5.00%	2/15/2024	A	1,210	1,219,837
Rockwall TX Indpt Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,085,640
TX St Pub Fin Auth Charter Sch Fin Corp Rev Kipp Inc Ed Ser A(1)	5.00%	2/15/2036	A	1,500	1,503,270
Whitehouse TX Indpt Sch Dist Ref Sch Bldg PSF GTD	4.25%	2/15/2032	AAA	1,000	912,940
Total					6,719,687

General Obligation 28.29%
Argyle TX Indpt Sch Dist Ref(10)	5.25%	8/15/2040	AAA	1,000	1,043,920
Cotulla TX Indpt Sch Dist Sch Bldg PSF GTD	5.25%	2/15/2037	AAA	2,000	2,099,960
Crowley TX Indpt Sch Dist Sch Bldg PSF GTD	5.50%	8/1/2029	AAA	1,000	1,079,190
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	258,233
Dallas TX Indpt Sch Dist PSF GTD	5.00%	2/15/2021	AAA	300	308,055
De Soto TX(4)	4.25%	2/15/2027	AAA	1,275	1,160,696
Ennis TX Indpt Sch Dist Apprec PSF GTD	Zero Coupon	8/15/2037	Aaa	8,000	1,730,400
Jacksboro TX Indpt Sch Dist Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	1,000	1,038,670
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	145	149,604
Mineral Wells TX Indpt Sch Sch Bldg PSF GTD	5.125%	2/15/2036	Aaa	1,000	1,036,930
Pflugerville TX Indpt Sch Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,021,160
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB-	745	758,015

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Socorro TX Indpt Sch Dist Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	$35	$35,061
TX St Ser B RIBs	8.496%	9/30/2011	Aa1	5,500	6,240,190
Tyler TX Indpt Sch Dist Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	700	725,851
Webster TX Bal Cfts Oblig Ser A(10)	6.00%	3/1/2017	AAA	500	524,410
Winker Cnty TX(15)	5.25%	2/15/2031	AA	1,000	1,034,950
Total					20,245,295

Healthcare 4.73%
Delware Cnty IN Hosp Auth Hosp Cardinal Hlth Syst Oblig Corp	5.25%	8/1/2036	Baa2	400	405,748
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	976,384
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev TX Hlth Resources Sys Ser B	5.00%	11/15/2047	AA-	2,000	2,004,700
Total					3,386,832

Housing 1.33%
TX St Dept Hsg & Cmnty Affairs Sing Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA	955	949,977

Industrial 15.40%
Cass Cnty TX Indl Dev Corp Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,048,240
Orange Cnty TX Nav & Port Dist Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A	2,400	2,428,392
Texas City TX Indl Dev Corp Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	6,993,910
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	553,509
Total					11,024,051

Lease 3.67%
Gulf Coast Waste Disp Auth TX Swr & Solid Waste Disp Rev Anheuser Busch Pj AMT	5.90%	4/1/2036	A	1,505	1,584,720
Harris Cnty Houston TX Sports Auth Rev Sr Lien Ser G(14)	5.25%	11/15/2021	AAA	1,000	1,040,580
Total					2,625,300

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 0.51%
Aleutians East Burough AK Pj Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	$350	$364,735

Power 0.49%
Brazos River Auth TX Pollutn Ctrl Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Baa2	375	348,536

Pre-Refunded 29.07%
Blanco TX Ctfs Oblig(17)	5.50%	8/15/2027	AAA	665	710,034
Gregory Portland TX Indpt Sch Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,124,246
Harris Cnty TX Hlth Fac Dev St. Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AAA	1,000	1,052,380
Harris Cnty TX Hlth Facs Dev Corp Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	1,750	1,911,823
Katy TX Indpt Sch Dist Ltd Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,035,160
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	855	891,739
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,529,535
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	1,000	1,068,780
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	1,000	1,051,005
Puerto Rico Comwlth Pub Impt~(d)(14)	5.75%	7/1/2026	AAA	1,000	1,048,670
San Antonio TX Indpt Sch Dist PSF GTD	5.50%	8/15/2024	AAA	1,000	1,033,100
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	1,000	1,029,130
Univ TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,122,688
Upper Trinity Regl Wtr Dist TX Wtr Rev Sys Ser 4(9)	6.00%	8/1/2026	AAA	3,025	3,205,350
Webster TX Ctfs Oblig Ser A(10)	6.00%	3/1/2017	AAA	940	988,795
Total					20,802,435

Resource Recovery 0.56%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	400	400,296

Transportation 4.83%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	300	298,194

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Dallas Fort Worth TX Intl Arpt Impt Jnt Ser B AMT(10)	5.00%	11/1/2035	AAA	$1,330	$1,334,243
Houston TX Arpt Sys Rev Sub Lien Ser B(10)	5.50%	7/1/2030	AAA	1,000	1,031,900
New York City NY Indl Dev Agy Spl Fac Rev Terminal One Grp Assn Pj AMT	5.50%#	1/1/2024	A3	750	788,917
Total					3,453,254

Water/Sewer 4.28%
Brazos River Auth TX Wtr Rev Supply Sys Ser A AMT(14)	5.00%	2/15/2028	AAA	1,000	1,005,260
El Paso TX Wtr & Swr Rev Ref Impt Ser A(10)	5.25%	3/1/2027	AAA	1,000	1,037,500
San Antonio TX Wtr Rev Ref Sys(10)	5.00%	5/15/2028	AAA	1,000	1,023,310
Total					3,066,070
Total Municipal Bonds (cost $70,174,084)					73,386,468

Shares
(000)

SHORT-TERM INVESTMENTS 0.42%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus	3	3,246

				Principal
				Amount
				(000)
Variable Rate Demand Note 0.42%
Harris Cnty TX Hlth Facs Dev Spl Facs TX Med Ctr Pj(e)(14)	3.86%	7/2/2007	AAA	$300	300,000
Total Short-Term Investments (cost $303,246)					303,246
Total Investments in Securities 102.97% (cost $70,477,330)					73,689,714
Liabilities in Excess of Cash and Other Assets(c) (2.97%)					(2,128,518)
Net Assets 100.00%					$71,561,196

See Notes to Schedule of Investments.

4

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	17	Short	$(1,831,750)	$24,776

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

WASHINGTON TAX FREE FUND June 30, 2007

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.36%

Education 11.76%
Central WA Univ Sys Rev(9)	5.00%	5/1/2034	Aaa	$1,000	$1,025,490
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,041,060
Univ WA Ed Resh Rev Roosevelt Pj(13)(14)	5.375%	6/1/2029	AAA	1,100	1,123,793
WA St Univ Athletic Facs Rev(2)	5.00%	10/1/2022	Aaa	1,000	1,045,430
Western WA Univ Rev Unrefunded Bal Student Rec Fee(14)	5.00%	5/1/2033	AAA	630	642,657
Total					4,878,430

General Obligation 18.80%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,501,776
King Cnty WA Pub Transn Sales Tax(14)	5.375%	6/1/2029	AAA	1,000	1,064,210
King Cnty WA Sch Dist No 405 Bellevue(9)	5.00%	12/1/2020	AAA	2,000	2,069,740
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	319,997
King Cnty WA Ser B(14)	5.00%	1/1/2030	AAA	1,000	1,013,230
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	781,185
Skagit Cnty WA Pub Hosp Dist No 002(14)	5.25%	12/1/2026	Aaa	1,000	1,045,470
Total					7,795,608

Healthcare 8.05%
Puerto Rico Indl Tourist Edl & Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,070,340
Skagit Cnty WA Pub Hosp Dist No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	776,482
WA St Hlth Care Facs Auth Rev Unrefunded Bal Providence Health A(9)	5.00%	10/1/2036	AAA	1,460	1,491,317
Total					3,338,139

Housing 2.36%
WA St Hsg Fin Commn Sing Fam Pg Ser 5A AMT(6)(12)	4.90%	6/1/2037	Aaa	1,000	976,930

Industrial 1.05%
Tob Sttlmnt Auth WA Tob Sttlmnt Asset Bk	6.50%	6/1/2026	BBB	400	434,588

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 7.43%
Aleutians East Burough AK Pj Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	$300	$312,630
Bellevue WA Convtn Ctr Auth Spl Oblig Rev(14)	Zero Coupon	2/1/2024	AAA	1,400	639,954
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,047,690
Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax(14)	5.75%	12/1/2028	AAA	1,000	1,080,390
Total					3,080,664

Power 0.99%
Clark Cnty WA Pub Util Dist No 1 Rev(10)	5.125%	1/1/2020	AAA	400	411,104

Pre-Refunded 37.89%
Ocean Shores WA Wtr & Swr(10)	5.50%	12/1/2021	Aaa	1,000	1,055,180
Port Seattle WA Spl Fac Rev Ser C AMT(14)	6.00%	9/1/2029	AAA	915	967,191
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA	2,000	2,149,520
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D~(d)	5.75%	7/1/2041	AAA	1,500	1,617,435
Puerto Rico Comwlth Infrstr Fin Auth Spl Ser A~(d)	5.50%	10/1/2040	AAA	2,000	2,102,010
Puerto Rico Elec Pwr Auth Pwr Rev Refunded Bal Ser NN	5.125%	7/1/2029	A3	1,185	1,256,669
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN	5.125%	7/1/2029	A3	315	334,051
Univ WA Univ Revs Student Facs Fee(10)	5.50%	6/1/2019	AAA	810	852,031
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,000	1,049,870
Vancouver WA Wtr & Swr Rev(9)	6.00%	6/1/2020	AAA	1,000	1,039,100
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj(14)	4.75%	4/1/2022	AAA	1,000	1,007,090
WA St Higher Ed Facs Auth Rev Gonzaga Univ Pj(14)	5.125%	4/1/2034	AAA	2,080	2,216,261
WA St Hlth Care Facs Auth Rev Providence Healthcare A(9)	5.00%	10/1/2036	AAA	40	42,585
Western WA Univ Rev Student Rec Fee(14)	5.00%	5/1/2033	AAA	20	20,850
Total					15,709,843

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Resource Recovery 0.54%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	$225	$225,167

Transportation 7.78%
Alliance Arpt Auth Inc TX Spl Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	180	178,916
Central Puget Sound WA Regl Transit Auth Sales Tax & Motor(9)	5.25%	2/1/2021	AAA	1,750	1,910,930
Port Seattle WA Spl Fac Rev Unrefunded Bal Ser C AMT(14)	6.00%	9/1/2029	AAA	1,085	1,135,149
Total					3,224,995

Water/Sewer 2.71%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA	1,100	1,126,389
Total Municipal Bonds (cost $39,008,539)					41,201,857

	Shares
	(000)

SHORT-TERM INVESTMENT 1.34%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $554,664)	555	554,664
Total Investments in Securities 100.70% (cost $39,563,203)		41,756,521
Liabilities in Excess of Cash and Other Assets(c) (0.70%)		(291,386)
Net Assets 100.00%		$41,465,135

See Notes to Schedule of Investments.

3

Open futures contracts at June 30, 2007:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 30-Year Treasury Bond	September 2007	9	Short	$(969,750)	$13,051

See Notes to Schedule of Investments.

4

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2007.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at June 30, 2007.
~	Fair Valued Security (See Note 2(a)).
(a)	This investment has been rated by Fitch IBCA.
(b)	Security purchased on a when-issued basis (See Note 2(d)).
(c)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(d)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Schedule of Investments for details of Municipal Bonds Held in Trust.

(e)	The interest rate represents the rate at June 30, 2007. The date shown represents the next interest reset date.
(f)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Assured Guaranty
(4)	CIFG Guaranty
(5)	Department of Veterans Affairs
(6)	Federal Home Loan Mortgage Corporation
(7)	Federal Housing Administration
(8)	Federal National Mortgage Association
(9)	Financial Guaranty Insurance Company
(10)	Financial Security Assurance Inc.
(11)	Government National Mortgage Association
(12)	Government National Mortgage Association/Federal National Mortgage Association
(13)	Insurance Bond Certificate
(14)	Municipal Bond Investors Assurance Corporation
(15)	Radian Asset Assurance, Inc.
(16)	State of New York Mortgage Agency
(17)	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)
Lord Abbett Texas Tax-Free Income Fund (“Texas”)
Lord Abbett Washington Tax-Free Income Fund (“Washington”)

Each Fund is non-diversified under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Funds will record an unrealized gain (loss) based on the amount of variation margin.  Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of June 30, 2007, each Fund had open futures contracts.

(d)   When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)    Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates.

Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2007, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$59,613,570	3.61% - 3.69%	$117,780,604
California	20,613,920	3.60% - 3.62%	41,580,262
Connecticut	9,535,000	3.60% - 3.63%	19,779,405
Hawaii	7,290,000	3.60% - 3.66%	15,197,136
Minnesota	3,500,000	3.66% - 3.68%	7,063,590
Missouri	14,050,000	3.60% - 3.68%	29,333,861
New Jersey	10,750,000	3.60% - 3.64%	23,061,625
New York	19,001,430	3.60% - 3.65%	40,155,760
Texas	1,000,000	3.60% - 3.63%	2,099,675
Washington	1,750,000	3.60% - 3.63%	3,719,445

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset values per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3.  FEDERAL TAX INFORMATION

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$570,265,045	$19,962,592	$(3,345,338)	$16,617,254
California	163,842,830	5,239,483	(1,557,988)	3,681,495
Connecticut	125,385,893	3,435,202	(1,248,527)	2,186,675
Hawaii	92,835,461	2,490,488	(568,569)	1,921,919
Minnesota	52,953,605	891,720	(462,309)	429,411
Missouri	156,043,023	4,405,570	(903,671)	3,501,899
New Jersey	125,094,265	4,943,697	(660,127)	4,283,570
New York	258,253,416	8,504,043	(1,100,251)	7,403,792
Texas	69,464,957	3,697,946	(473,189)	3,224,757
Washington	37,824,825	2,235,093	(53,397)	2,181,696

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”).  The National Fund may invest up to 35% and all other Funds may invest up to 20% in such Bonds.  Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund.  Junk bonds are considered predominantly speculative by traditional investment standards.  In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”).  The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals.  A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund.  They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007